Vanguard® Long-Term Corporate Bond Index Fund
Schedule of Investments (unaudited)
As of November 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.3%)
U.S. Government Securities (0.3%)
	United States Treasury Note/Bond	4.250%	8/15/2035	1,615	1,646
	United States Treasury Note/Bond	4.000%	11/15/2035	19,781	19,750
[1]	United States Treasury Note/Bond	4.625%	11/15/2045	5,505	5,500
Total U.S. Government and Agency Obligations (Cost $26,842)					26,896
Corporate Bonds (98.2%)
Communications (11.7%)
	Alphabet Inc.	1.900%	8/15/2040	7,599	5,264
	Alphabet Inc.	5.350%	11/15/2045	7,350	7,513
	Alphabet Inc.	2.050%	8/15/2050	14,880	8,433
	Alphabet Inc.	5.250%	5/15/2055	540	537
	Alphabet Inc.	5.450%	11/15/2055	16,636	16,905
	Alphabet Inc.	2.250%	8/15/2060	25	13
	Alphabet Inc.	5.300%	5/15/2065	5,828	5,731
	Alphabet Inc.	5.700%	11/15/2075	11,878	12,205
	America Movil SAB de CV	6.125%	11/15/2037	2,901	3,152
	America Movil SAB de CV	6.125%	3/30/2040	7,999	8,638
	America Movil SAB de CV	4.375%	7/16/2042	5,875	5,169
	America Movil SAB de CV	4.375%	4/22/2049	1,774	1,515
	AppLovin Corp.	5.950%	12/1/2054	2,331	2,349
	AT&T Inc.	5.250%	3/1/2037	6,665	6,814
	AT&T Inc.	4.850%	3/1/2039	5,677	5,469
	AT&T Inc.	5.350%	9/1/2040	5,765	5,742
	AT&T Inc.	3.500%	6/1/2041	13,451	10,713
	AT&T Inc.	5.150%	3/15/2042	110	106
	AT&T Inc.	4.300%	12/15/2042	8,827	7,603
	AT&T Inc.	4.800%	6/15/2044	32	29
	AT&T Inc.	4.350%	6/15/2045	6,258	5,268
	AT&T Inc.	4.850%	7/15/2045	29	26
	AT&T Inc.	5.550%	11/1/2045	7,577	7,450
	AT&T Inc.	4.750%	5/15/2046	10,729	9,516
[2]	AT&T Inc.	5.150%	11/15/2046	5,086	4,743
	AT&T Inc.	5.450%	3/1/2047	2,427	2,351
	AT&T Inc.	4.500%	3/9/2048	9,876	8,329
	AT&T Inc.	4.550%	3/9/2049	110	93
	AT&T Inc.	3.650%	6/1/2051	600	431
	AT&T Inc.	3.500%	9/15/2053	33,043	22,733
	AT&T Inc.	5.700%	11/1/2054	8,140	7,990
	AT&T Inc.	3.550%	9/15/2055	33,405	22,862
	AT&T Inc.	6.050%	8/15/2056	7,378	7,612
	AT&T Inc.	3.800%	12/1/2057	24,594	17,470
	AT&T Inc.	3.650%	9/15/2059	21,472	14,625
	AT&T Inc.	3.850%	6/1/2060	3,763	2,669
	AT&T Inc.	3.500%	2/1/2061	215	141
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	5,875	4,913
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/2049	305	245
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/2052	255	183
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/2054	1,822	1,763
	Charter Communications Operating LLC	5.850%	12/1/2035	2,135	2,140
	Charter Communications Operating LLC	5.375%	4/1/2038	6,771	6,286
	Charter Communications Operating LLC	3.500%	6/1/2041	1,791	1,276
	Charter Communications Operating LLC	3.500%	3/1/2042	6,315	4,432
	Charter Communications Operating LLC	6.484%	10/23/2045	16,542	15,879
	Charter Communications Operating LLC	5.375%	5/1/2047	425	356
	Charter Communications Operating LLC	5.750%	4/1/2048	11,905	10,425
	Charter Communications Operating LLC	4.800%	3/1/2050	12,322	9,460
	Charter Communications Operating LLC	3.700%	4/1/2051	9,193	5,891
	Charter Communications Operating LLC	3.900%	6/1/2052	13,324	8,751
	Charter Communications Operating LLC	5.250%	4/1/2053	4,755	3,838
	Charter Communications Operating LLC	6.834%	10/23/2055	195	191
	Charter Communications Operating LLC	6.700%	12/1/2055	3,174	3,085
	Charter Communications Operating LLC	3.850%	4/1/2061	12,435	7,600

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Charter Communications Operating LLC	4.400%	12/1/2061	8,326	5,569
	Charter Communications Operating LLC	3.950%	6/30/2062	7,402	4,549
	Charter Communications Operating LLC	5.500%	4/1/2063	465	374
	Comcast Corp.	3.200%	7/15/2036	5,355	4,581
[3]	Comcast Corp.	5.168%	1/15/2037	860	857
	Comcast Corp.	6.450%	3/15/2037	425	473
	Comcast Corp.	3.900%	3/1/2038	8,174	7,173
	Comcast Corp.	4.600%	10/15/2038	7,421	6,995
	Comcast Corp.	3.250%	11/1/2039	4,479	3,560
	Comcast Corp.	3.750%	4/1/2040	10,183	8,529
	Comcast Corp.	4.600%	8/15/2045	5,675	4,886
	Comcast Corp.	3.400%	7/15/2046	3,622	2,577
	Comcast Corp.	4.000%	8/15/2047	710	548
	Comcast Corp.	3.969%	11/1/2047	11,822	9,090
	Comcast Corp.	4.700%	10/15/2048	11,585	9,881
	Comcast Corp.	3.999%	11/1/2049	11,771	8,905
	Comcast Corp.	3.450%	2/1/2050	11,664	8,022
	Comcast Corp.	2.800%	1/15/2051	11,792	7,037
	Comcast Corp.	2.887%	11/1/2051	24,259	14,648
	Comcast Corp.	5.350%	5/15/2053	180	166
	Comcast Corp.	5.650%	6/1/2054	6,008	5,773
	Comcast Corp.	6.050%	5/15/2055	546	553
	Comcast Corp.	2.937%	11/1/2056	24,741	14,396
	Comcast Corp.	4.950%	10/15/2058	85	72
	Comcast Corp.	2.987%	11/1/2063	19,691	10,983
	Comcast Corp.	5.500%	5/15/2064	1,105	1,019
	Electronic Arts Inc.	2.950%	2/15/2051	2,889	2,730
	Fox Corp.	5.476%	1/25/2039	6,122	6,205
	Fox Corp.	5.576%	1/25/2049	475	463
	Grupo Televisa SAB	6.625%	1/15/2040	1,357	1,251
	Grupo Televisa SAB	5.000%	5/13/2045	1,873	1,320
	Grupo Televisa SAB	6.125%	1/31/2046	2,897	2,328
	Grupo Televisa SAB	5.250%	5/24/2049	2,290	1,615
	Interpublic Group of Cos. Inc.	5.400%	10/1/2048	1,956	1,838
	Meta Platforms Inc.	5.500%	11/15/2045	18,204	18,197
	Meta Platforms Inc.	4.450%	8/15/2052	12,402	10,444
	Meta Platforms Inc.	5.600%	5/15/2053	1,708	1,702
	Meta Platforms Inc.	5.400%	8/15/2054	15,887	15,378
[2]	Meta Platforms Inc.	5.625%	11/15/2055	26,300	26,223
	Meta Platforms Inc.	4.650%	8/15/2062	8,582	7,195
	Meta Platforms Inc.	5.750%	5/15/2063	7,867	7,855
	Meta Platforms Inc.	5.550%	8/15/2064	12,783	12,364
	Meta Platforms Inc.	5.750%	11/15/2065	9,750	9,697
	NBCUniversal Media LLC	5.950%	4/1/2041	40	42
	NBCUniversal Media LLC	4.450%	1/15/2043	6,765	5,824
	Netflix Inc.	5.400%	8/15/2054	465	462
	Orange SA	5.375%	1/13/2042	6,380	6,327
	Orange SA	5.500%	2/6/2044	5,624	5,601
	Paramount Global	6.875%	4/30/2036	880	924
	Paramount Global	5.900%	10/15/2040	1,095	1,005
	Paramount Global	4.850%	7/1/2042	5,574	4,463
	Paramount Global	4.375%	3/15/2043	6,101	4,613
	Paramount Global	5.850%	9/1/2043	295	265
	Paramount Global	4.900%	8/15/2044	300	234
	Paramount Global	4.600%	1/15/2045	5,717	4,341
	Paramount Global	4.950%	5/19/2050	8,132	6,328
	Rogers Communications Inc.	4.500%	3/15/2042	6,491	5,634
	Rogers Communications Inc.	4.500%	3/15/2043	505	431
	Rogers Communications Inc.	5.450%	10/1/2043	4,929	4,716
	Rogers Communications Inc.	4.300%	2/15/2048	925	751
	Rogers Communications Inc.	4.350%	5/1/2049	410	331
	Rogers Communications Inc.	3.700%	11/15/2049	1,055	772
	Rogers Communications Inc.	4.550%	3/15/2052	11,790	9,578
	Telefonica Emisiones SA	7.045%	6/20/2036	10,334	11,661
	Telefonica Emisiones SA	5.213%	3/8/2047	11,964	10,667
	Telefonica Emisiones SA	4.895%	3/6/2048	4,745	4,034
	Telefonica Emisiones SA	5.520%	3/1/2049	6,951	6,411
	TELUS Corp.	4.600%	11/16/2048	2,299	1,985
	Time Warner Cable LLC	6.550%	5/1/2037	1,525	1,559
	Time Warner Cable LLC	7.300%	7/1/2038	7,081	7,533

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Time Warner Cable LLC	6.750%	6/15/2039	8,100	8,227
	Time Warner Cable LLC	5.875%	11/15/2040	650	604
	Time Warner Cable LLC	5.500%	9/1/2041	7,004	6,204
	Time Warner Cable LLC	4.500%	9/15/2042	4,321	3,364
	T-Mobile USA Inc.	4.375%	4/15/2040	11,380	10,354
	T-Mobile USA Inc.	3.000%	2/15/2041	10,061	7,577
	T-Mobile USA Inc.	4.500%	4/15/2050	15,301	12,872
	T-Mobile USA Inc.	3.300%	2/15/2051	13,540	9,235
	T-Mobile USA Inc.	3.400%	10/15/2052	12,175	8,354
	T-Mobile USA Inc.	5.650%	1/15/2053	3,856	3,810
	T-Mobile USA Inc.	5.750%	1/15/2054	7,478	7,486
	T-Mobile USA Inc.	6.000%	6/15/2054	5,699	5,909
	T-Mobile USA Inc.	5.500%	1/15/2055	890	859
	T-Mobile USA Inc.	5.250%	6/15/2055	1,050	978
	T-Mobile USA Inc.	5.875%	11/15/2055	7,722	7,866
	T-Mobile USA Inc.	5.700%	1/15/2056	177	176
	T-Mobile USA Inc.	3.600%	11/15/2060	1,875	1,279
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	80	68
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	2,693	1,899
	Uber Technologies Inc.	5.350%	9/15/2054	6,469	6,276
	Verizon Communications Inc.	4.272%	1/15/2036	438	414
	Verizon Communications Inc.	5.000%	1/15/2036	5,100	5,106
	Verizon Communications Inc.	5.250%	3/16/2037	7,261	7,378
[3]	Verizon Communications Inc.	5.401%	7/2/2037	11,425	11,686
	Verizon Communications Inc.	4.812%	3/15/2039	560	539
	Verizon Communications Inc.	2.650%	11/20/2040	16,084	11,698
	Verizon Communications Inc.	3.400%	3/22/2041	9,151	7,230
	Verizon Communications Inc.	2.850%	9/3/2041	5,661	4,133
	Verizon Communications Inc.	4.750%	11/1/2041	25	23
	Verizon Communications Inc.	3.850%	11/1/2042	5,666	4,590
	Verizon Communications Inc.	5.750%	11/30/2045	9,659	9,742
	Verizon Communications Inc.	4.862%	8/21/2046	11,878	10,729
	Verizon Communications Inc.	5.500%	3/16/2047	25	25
	Verizon Communications Inc.	4.522%	9/15/2048	5,948	5,077
	Verizon Communications Inc.	5.012%	4/15/2049	4,732	4,329
	Verizon Communications Inc.	4.000%	3/22/2050	1,765	1,373
	Verizon Communications Inc.	2.875%	11/20/2050	80	51
	Verizon Communications Inc.	3.550%	3/22/2051	17,825	12,929
	Verizon Communications Inc.	3.875%	3/1/2052	3,951	2,995
	Verizon Communications Inc.	5.500%	2/23/2054	535	523
	Verizon Communications Inc.	4.672%	3/15/2055	807	686
	Verizon Communications Inc.	5.875%	11/30/2055	12,646	12,754
	Verizon Communications Inc.	2.987%	10/30/2056	17,407	10,606
	Verizon Communications Inc.	3.000%	11/20/2060	7,327	4,383
	Verizon Communications Inc.	3.700%	3/22/2061	14,093	9,787
	Verizon Communications Inc.	6.000%	11/30/2065	7,500	7,580
	Vodafone Group plc	5.000%	5/30/2038	5,613	5,562
	Vodafone Group plc	4.375%	2/19/2043	700	605
	Vodafone Group plc	5.250%	5/30/2048	3,773	3,549
	Vodafone Group plc	4.875%	6/19/2049	8,268	7,310
	Vodafone Group plc	4.250%	9/17/2050	5,340	4,245
	Vodafone Group plc	5.750%	6/28/2054	8,548	8,435
	Vodafone Group plc	5.875%	6/28/2064	5,008	4,944
	Walt Disney Co.	6.150%	3/1/2037	35	39
	Walt Disney Co.	6.650%	11/15/2037	7,643	8,843
	Walt Disney Co.	4.625%	3/23/2040	1,000	968
	Walt Disney Co.	3.500%	5/13/2040	10,755	9,080
	Walt Disney Co.	6.150%	2/15/2041	455	502
	Walt Disney Co.	5.400%	10/1/2043	3,871	3,929
	Walt Disney Co.	4.750%	9/15/2044	5,677	5,257
	Walt Disney Co.	4.950%	10/15/2045	605	575
	Walt Disney Co.	7.750%	12/1/2045	495	639
	Walt Disney Co.	4.750%	11/15/2046	85	79
	Walt Disney Co.	2.750%	9/1/2049	12,347	7,997
	Walt Disney Co.	3.600%	1/13/2051	14,740	11,161
	Walt Disney Co.	3.800%	5/13/2060	4,845	3,620
					1,046,538
Consumer Discretionary (5.7%)
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	5,962	5,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	1,770	1,316
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	10,404	8,902
	Alibaba Group Holding Ltd.	5.625%	11/26/2054	3,343	3,469
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	3,432	2,934
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	3,782	2,526
	Amazon.com Inc.	3.875%	8/22/2037	12,158	11,292
	Amazon.com Inc.	2.875%	5/12/2041	7,519	5,805
	Amazon.com Inc.	4.950%	12/5/2044	6,330	6,219
	Amazon.com Inc.	4.050%	8/22/2047	13,229	11,128
	Amazon.com Inc.	2.500%	6/3/2050	14,313	8,801
	Amazon.com Inc.	3.100%	5/12/2051	16,888	11,650
	Amazon.com Inc.	3.950%	4/13/2052	60	48
	Amazon.com Inc.	5.450%	11/20/2055	14,500	14,636
	Amazon.com Inc.	4.250%	8/22/2057	785	649
	Amazon.com Inc.	2.700%	6/3/2060	2,275	1,323
	Amazon.com Inc.	3.250%	5/12/2061	11,910	7,884
	Amazon.com Inc.	4.100%	4/13/2062	1,810	1,431
	Amazon.com Inc.	5.550%	11/20/2065	13,250	13,324
[2]	American University	3.672%	4/1/2049	270	209
	Aptiv Swiss Holdings Ltd.	4.400%	10/1/2046	4,130	3,368
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	7,277	4,739
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	2,986	2,329
	Aptiv Swiss Holdings Ltd.	5.750%	9/13/2054	1,122	1,094
	BorgWarner Inc.	4.375%	3/15/2045	1,096	933
[2]	Brown University	2.924%	9/1/2050	1,834	1,243
	Brunswick Corp.	5.100%	4/1/2052	942	762
[2]	California Endowment	2.498%	4/1/2051	2,788	1,690
	California Institute of Technology	4.321%	8/1/2045	65	58
	California Institute of Technology	3.650%	9/1/2119	975	637
	Claremont Mckenna College	3.775%	1/1/2122	1,223	825
	Darden Restaurants Inc.	4.550%	2/15/2048	2,344	1,963
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	35	26
[2]	Duke University	2.682%	10/1/2044	2,586	1,926
[2]	Duke University	2.757%	10/1/2050	1,865	1,227
[2]	Duke University	2.832%	10/1/2055	1,370	882
	eBay Inc.	4.000%	7/15/2042	3,463	2,888
	eBay Inc.	3.650%	5/10/2051	4,187	3,118
[2]	Emory University	2.969%	9/1/2050	40	27
[2]	Ford Foundation	2.415%	6/1/2050	837	517
[2]	Ford Foundation	2.815%	6/1/2070	5,642	3,321
	Ford Motor Co.	4.750%	1/15/2043	11,737	9,450
	Ford Motor Co.	5.291%	12/8/2046	2,300	1,940
	Fortune Brands Innovations Inc.	4.500%	3/25/2052	231	189
	General Motors Co.	6.600%	4/1/2036	1,456	1,592
	General Motors Co.	5.150%	4/1/2038	875	849
	General Motors Co.	6.250%	10/2/2043	9,082	9,326
	General Motors Co.	5.200%	4/1/2045	5,088	4,627
	General Motors Co.	6.750%	4/1/2046	25	27
	General Motors Co.	5.400%	4/1/2048	3,523	3,238
	General Motors Co.	5.950%	4/1/2049	4,814	4,724
[2]	George Washington University	4.300%	9/15/2044	2,047	1,788
	George Washington University	4.868%	9/15/2045	1,956	1,835
[2]	George Washington University	4.126%	9/15/2048	3,735	3,109
[2]	Georgetown University	4.315%	4/1/2049	5,078	4,309
[2]	Georgetown University	2.943%	4/1/2050	495	328
	Georgetown University	5.115%	4/1/2053	2,165	2,062
	Harley-Davidson Inc.	4.625%	7/28/2045	1,382	1,138
	Hasbro Inc.	6.350%	3/15/2040	180	191
	Hasbro Inc.	5.100%	5/15/2044	2,119	1,892
	Home Depot Inc.	5.875%	12/16/2036	14,312	15,639
	Home Depot Inc.	3.300%	4/15/2040	6,060	5,016
	Home Depot Inc.	5.400%	9/15/2040	25	26
	Home Depot Inc.	5.950%	4/1/2041	25	27
	Home Depot Inc.	4.200%	4/1/2043	1,721	1,512
	Home Depot Inc.	4.875%	2/15/2044	255	242
	Home Depot Inc.	4.400%	3/15/2045	7,123	6,303
	Home Depot Inc.	4.250%	4/1/2046	9,263	7,977
	Home Depot Inc.	3.900%	6/15/2047	7,490	6,045
	Home Depot Inc.	4.500%	12/6/2048	7,742	6,796
	Home Depot Inc.	3.125%	12/15/2049	845	587

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Home Depot Inc.	3.350%	4/15/2050	9,780	7,060
	Home Depot Inc.	2.375%	3/15/2051	75	44
	Home Depot Inc.	3.625%	4/15/2052	8,246	6,149
	Home Depot Inc.	4.950%	9/15/2052	7,428	6,917
	Home Depot Inc.	5.300%	6/25/2054	9,093	8,876
	Home Depot Inc.	3.500%	9/15/2056	45	32
	Home Depot Inc.	5.400%	6/25/2064	100	98
[2]	Howard University	5.209%	10/1/2052	1,806	1,579
	JD.com Inc.	4.125%	1/14/2050	1,382	1,168
	Lear Corp.	5.250%	5/15/2049	2,992	2,732
	Leggett & Platt Inc.	3.500%	11/15/2051	5,452	3,542
	Leland Stanford Junior University	3.647%	5/1/2048	6,384	5,137
	Leland Stanford Junior University	2.413%	6/1/2050	490	301
	Lowe's Cos. Inc.	5.000%	4/15/2040	365	357
	Lowe's Cos. Inc.	2.800%	9/15/2041	3,098	2,249
	Lowe's Cos. Inc.	4.650%	4/15/2042	254	232
	Lowe's Cos. Inc.	4.250%	9/15/2044	272	223
	Lowe's Cos. Inc.	3.700%	4/15/2046	7,660	5,867
	Lowe's Cos. Inc.	4.050%	5/3/2047	9,931	7,973
	Lowe's Cos. Inc.	4.550%	4/5/2049	347	296
	Lowe's Cos. Inc.	5.125%	4/15/2050	531	492
	Lowe's Cos. Inc.	3.000%	10/15/2050	10,270	6,636
	Lowe's Cos. Inc.	4.250%	4/1/2052	9,864	7,901
	Lowe's Cos. Inc.	5.625%	4/15/2053	9,188	9,077
	Lowe's Cos. Inc.	5.750%	7/1/2053	80	80
	Lowe's Cos. Inc.	4.450%	4/1/2062	2,079	1,657
	Lowe's Cos. Inc.	5.800%	9/15/2062	3,170	3,156
	Lowe's Cos. Inc.	5.850%	4/1/2063	601	603
	Marriott International Inc.	5.250%	10/15/2035	3	3
	Marriott International Inc.	5.500%	4/15/2037	7,547	7,799
	Masco Corp.	3.125%	2/15/2051	2,226	1,489
[2]	Massachusetts Institute of Technology	3.959%	7/1/2038	1,989	1,859
[2]	Massachusetts Institute of Technology	2.989%	7/1/2050	1,500	1,042
	Massachusetts Institute of Technology	3.067%	4/1/2052	1,342	930
	Massachusetts Institute of Technology	5.618%	6/1/2055	5,615	5,929
	Massachusetts Institute of Technology	5.600%	7/1/2111	5,798	5,900
	Massachusetts Institute of Technology	4.678%	7/1/2114	411	352
	Mattel Inc.	5.450%	11/1/2041	1,928	1,844
	McDonald's Corp.	5.000%	2/13/2036	3,484	3,545
[2]	McDonald's Corp.	6.300%	10/15/2037	150	168
[2]	McDonald's Corp.	6.300%	3/1/2038	3,991	4,459
[2]	McDonald's Corp.	5.700%	2/1/2039	90	96
[2]	McDonald's Corp.	4.875%	7/15/2040	2,236	2,183
[2]	McDonald's Corp.	3.625%	5/1/2043	820	661
[2]	McDonald's Corp.	4.875%	12/9/2045	610	567
[2]	McDonald's Corp.	4.450%	3/1/2047	7,990	6,924
[2]	McDonald's Corp.	4.450%	9/1/2048	5,903	5,088
[2]	McDonald's Corp.	3.625%	9/1/2049	11,118	8,331
[2]	McDonald's Corp.	4.200%	4/1/2050	3,963	3,260
[2]	McDonald's Corp.	5.150%	9/9/2052	657	621
	McDonald's Corp.	5.450%	8/14/2053	85	84
	NIKE Inc.	3.250%	3/27/2040	6,772	5,523
	NIKE Inc.	3.625%	5/1/2043	5,952	4,812
	NIKE Inc.	3.875%	11/1/2045	4,201	3,439
	NIKE Inc.	3.375%	3/27/2050	6,828	4,976
[2]	Northeastern University	2.894%	10/1/2050	1,645	1,133
[2]	Northwestern University	4.643%	12/1/2044	4,073	3,938
[2]	Northwestern University	2.640%	12/1/2050	2,820	1,809
[2]	Northwestern University	3.662%	12/1/2057	2,987	2,218
	Owens Corning	7.000%	12/1/2036	378	434
	Owens Corning	4.300%	7/15/2047	640	527
	Owens Corning	4.400%	1/30/2048	530	440
	Owens Corning	5.950%	6/15/2054	5,875	6,028
	President & Fellows of Harvard College	4.875%	10/15/2040	1,856	1,867
	President & Fellows of Harvard College	3.150%	7/15/2046	175	131
	President & Fellows of Harvard College	2.517%	10/15/2050	650	403
	President & Fellows of Harvard College	3.745%	11/15/2052	3,544	2,796
	President & Fellows of Harvard College	3.300%	7/15/2056	2,794	1,976
[2]	Rockefeller Foundation	2.492%	10/1/2050	245	152
	Royal Caribbean Cruises Ltd.	5.375%	1/15/2036	2,050	2,072

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sekisui House US Inc.	6.000%	1/15/2043	3,578	3,356
	Sekisui House US Inc.	3.966%	8/6/2061	240	165
	Snap-on Inc.	4.100%	3/1/2048	598	502
	Snap-on Inc.	3.100%	5/1/2050	1,606	1,117
	Stanley Black & Decker Inc.	2.750%	11/15/2050	7,123	4,275
	Starbucks Corp.	3.750%	12/1/2047	70	54
	Starbucks Corp.	4.500%	11/15/2048	5,933	5,044
	Starbucks Corp.	4.450%	8/15/2049	6,090	5,135
	Starbucks Corp.	3.350%	3/12/2050	55	38
	Starbucks Corp.	3.500%	11/15/2050	1,389	992
	Thomas Jefferson University	3.847%	11/1/2057	75	54
	TJX Cos. Inc.	4.500%	4/15/2050	4,221	3,715
[2]	Trustees of Boston College	3.129%	7/1/2052	3,452	2,433
	Trustees of Princeton University	5.700%	3/1/2039	4,910	5,368
	Trustees of Princeton University	4.201%	3/1/2052	1,779	1,526
	Trustees of the University of Pennsylvania	4.674%	9/1/2112	2,153	1,820
[2]	University of Chicago	2.761%	4/1/2045	470	377
[2]	University of Chicago	2.547%	4/1/2050	2,063	1,359
[2]	University of Chicago	4.003%	10/1/2053	1,112	892
[2]	University of Miami	4.063%	4/1/2052	4,693	3,844
[2]	University of Notre Dame du Lac	3.438%	2/15/2045	350	277
[2]	University of Notre Dame du Lac	3.394%	2/15/2048	3,992	3,051
[2]	University of Southern California	3.028%	10/1/2039	4,499	3,778
[2]	University of Southern California	3.841%	10/1/2047	1,195	977
[2]	University of Southern California	2.945%	10/1/2051	90	60
	University of Southern California	4.976%	10/1/2053	200	190
	University of Southern California	5.250%	10/1/2111	2,614	2,525
[2]	Washington University	3.524%	4/15/2054	3,623	2,695
[2]	Yale University	2.402%	4/15/2050	2,568	1,580
					510,875
Consumer Staples (6.9%)
	Altria Group Inc.	5.800%	2/14/2039	10,652	11,092
	Altria Group Inc.	4.500%	5/2/2043	100	87
	Altria Group Inc.	5.375%	1/31/2044	4,090	4,007
	Altria Group Inc.	3.875%	9/16/2046	6,972	5,317
	Altria Group Inc.	5.950%	2/14/2049	12,615	12,846
	Altria Group Inc.	3.700%	2/4/2051	9,539	6,857
	Altria Group Inc.	6.200%	2/14/2059	35	36
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/2036	22,037	22,048
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	36,724	34,574
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/2036	1,353	1,349
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/2046	8,533	8,002
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/2038	387	372
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/2039	7,326	9,527
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	8,743	9,161
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/2039	300	387
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	9,116	8,852
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	150	131
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	18,231	18,539
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/2058	140	125
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	10,740	11,205
	Archer-Daniels-Midland Co.	4.016%	4/16/2043	505	429
	Archer-Daniels-Midland Co.	3.750%	9/15/2047	230	181
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	135	118
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	8,355	5,226
	BAT Capital Corp.	4.390%	8/15/2037	11,931	11,043
	BAT Capital Corp.	3.734%	9/25/2040	27	22
	BAT Capital Corp.	7.079%	8/2/2043	5,867	6,639
	BAT Capital Corp.	4.540%	8/15/2047	1,815	1,527
	BAT Capital Corp.	4.758%	9/6/2049	180	154
	BAT Capital Corp.	5.282%	4/2/2050	1,695	1,549
	BAT Capital Corp.	5.650%	3/16/2052	5,865	5,624
	BAT Capital Corp.	7.081%	8/2/2053	6,771	7,760
	BAT Capital Corp.	6.250%	8/15/2055	80	84
	Brown-Forman Corp.	4.000%	4/15/2038	2,194	1,995
	Brown-Forman Corp.	4.500%	7/15/2045	90	79
	Campbell's Co.	4.800%	3/15/2048	705	628
	Campbell's Co.	3.125%	4/24/2050	3,633	2,432
	Campbell's Co.	5.250%	10/13/2054	960	894

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Church & Dwight Co. Inc.	3.950%	8/1/2047	50	40
	Church & Dwight Co. Inc.	5.000%	6/15/2052	3,174	2,948
	Coca-Cola Co.	2.500%	6/1/2040	7,587	5,719
	Coca-Cola Co.	2.600%	6/1/2050	10,089	6,395
	Coca-Cola Co.	3.000%	3/5/2051	3,930	2,684
	Coca-Cola Co.	2.500%	3/15/2051	8,104	4,974
	Coca-Cola Co.	5.300%	5/13/2054	1,674	1,671
	Coca-Cola Co.	5.200%	1/14/2055	1,869	1,844
	Coca-Cola Co.	2.750%	6/1/2060	850	513
	Coca-Cola Co.	5.400%	5/13/2064	9,529	9,489
	Coca-Cola Femsa SAB de CV	5.250%	11/26/2043	4,072	4,009
[2]	Colgate-Palmolive Co.	3.700%	8/1/2047	688	554
	Conagra Brands Inc.	5.300%	11/1/2038	7,382	7,133
	Conagra Brands Inc.	5.400%	11/1/2048	2,005	1,838
	Constellation Brands Inc.	4.500%	5/9/2047	1,992	1,678
	Constellation Brands Inc.	4.100%	2/15/2048	6,308	5,020
	Diageo Capital plc	5.875%	9/30/2036	5,328	5,808
	Diageo Capital plc	3.875%	4/29/2043	2,762	2,302
	Diageo Investment Corp.	4.250%	5/11/2042	280	244
	Dollar General Corp.	5.500%	11/1/2052	2,500	2,398
	Dollar Tree Inc.	3.375%	12/1/2051	50	34
	Estee Lauder Cos. Inc.	6.000%	5/15/2037	962	1,051
	Estee Lauder Cos. Inc.	4.375%	6/15/2045	130	111
	Estee Lauder Cos. Inc.	4.150%	3/15/2047	860	700
	Estee Lauder Cos. Inc.	3.125%	12/1/2049	6,736	4,532
	Flowers Foods Inc.	6.200%	3/15/2055	1,125	1,086
	Fomento Economico Mexicano SAB de CV	3.500%	1/16/2050	6,188	4,583
	General Mills Inc.	5.400%	6/15/2040	155	158
	General Mills Inc.	4.700%	4/17/2048	350	313
	General Mills Inc.	3.000%	2/1/2051	2,845	1,876
	Haleon US Capital LLC	4.000%	3/24/2052	6,820	5,466
	Hershey Co.	3.375%	8/15/2046	877	663
	Hershey Co.	2.650%	6/1/2050	590	371
	Hormel Foods Corp.	3.050%	6/3/2051	5,523	3,731
	Ingredion Inc.	3.900%	6/1/2050	235	178
	J M Smucker Co.	6.500%	11/15/2043	3,170	3,448
	J M Smucker Co.	6.500%	11/15/2053	4,933	5,436
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	4,625	4,740
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	8,885	9,295
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	3,748	4,257
[3]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	7,224	7,324
[3]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	4,359	4,447
[3]	JBS USA LUX Sarl	6.375%	2/25/2055	250	259
	Kellanova	5.750%	5/16/2054	2,040	2,062
	Kenvue Inc.	5.100%	3/22/2043	5,076	4,919
	Kenvue Inc.	5.050%	3/22/2053	6,092	5,659
	Kenvue Inc.	5.200%	3/22/2063	3,490	3,230
	Keurig Dr Pepper Inc.	4.420%	12/15/2046	555	459
	Keurig Dr Pepper Inc.	5.085%	5/25/2048	1,260	1,135
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	7,551	5,561
	Keurig Dr Pepper Inc.	3.350%	3/15/2051	4,215	2,847
	Kimberly-Clark Corp.	6.625%	8/1/2037	5,501	6,427
	Kimberly-Clark Corp.	3.200%	7/30/2046	525	383
	Kimberly-Clark Corp.	3.900%	5/4/2047	1,360	1,093
	Koninklijke Ahold Delhaize NV	5.700%	10/1/2040	440	462
	Kraft Heinz Foods Co.	6.875%	1/26/2039	5,983	6,717
	Kraft Heinz Foods Co.	4.625%	10/1/2039	225	206
	Kraft Heinz Foods Co.	5.000%	6/4/2042	6,400	5,931
	Kraft Heinz Foods Co.	5.200%	7/15/2045	9,722	9,049
	Kraft Heinz Foods Co.	4.375%	6/1/2046	3,102	2,607
	Kraft Heinz Foods Co.	4.875%	10/1/2049	9,532	8,364
	Kroger Co.	6.900%	4/15/2038	65	75
	Kroger Co.	5.400%	7/15/2040	1,817	1,842
	Kroger Co.	3.875%	10/15/2046	193	152
	Kroger Co.	4.450%	2/1/2047	70	60
	Kroger Co.	4.650%	1/15/2048	70	61
	Kroger Co.	5.400%	1/15/2049	4,508	4,364
	Kroger Co.	3.950%	1/15/2050	4,163	3,252
	Kroger Co.	5.500%	9/15/2054	10,666	10,398
	Kroger Co.	5.650%	9/15/2064	8,623	8,388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	McCormick & Co. Inc.	4.200%	8/15/2047	2,094	1,730
	Mead Johnson Nutrition Co.	5.900%	11/1/2039	1,425	1,546
	Mead Johnson Nutrition Co.	4.600%	6/1/2044	80	72
	Molson Coors Beverage Co.	5.000%	5/1/2042	350	326
	Molson Coors Beverage Co.	4.200%	7/15/2046	10,949	8,965
	Mondelez International Inc.	2.625%	9/4/2050	5,033	3,058
	PepsiCo Inc.	5.500%	1/15/2040	55	58
	PepsiCo Inc.	3.500%	3/19/2040	453	387
	PepsiCo Inc.	4.875%	11/1/2040	4,489	4,427
	PepsiCo Inc.	2.625%	10/21/2041	1,715	1,259
	PepsiCo Inc.	4.000%	3/5/2042	3,032	2,652
	PepsiCo Inc.	4.450%	4/14/2046	1,570	1,412
	PepsiCo Inc.	3.450%	10/6/2046	1,131	871
	PepsiCo Inc.	4.000%	5/2/2047	5,480	4,574
	PepsiCo Inc.	3.375%	7/29/2049	6,011	4,438
	PepsiCo Inc.	2.875%	10/15/2049	8,969	6,047
	PepsiCo Inc.	3.625%	3/19/2050	4,835	3,729
	PepsiCo Inc.	2.750%	10/21/2051	4,610	2,963
	PepsiCo Inc.	4.200%	7/18/2052	205	171
	PepsiCo Inc.	4.650%	2/15/2053	85	77
	Philip Morris International Inc.	6.375%	5/16/2038	8,542	9,612
	Philip Morris International Inc.	3.875%	8/21/2042	4,317	3,602
	Philip Morris International Inc.	4.125%	3/4/2043	4,351	3,733
	Philip Morris International Inc.	4.875%	11/15/2043	6,035	5,644
	Philip Morris International Inc.	4.250%	11/10/2044	7,433	6,416
	Procter & Gamble Co.	5.550%	3/5/2037	1,275	1,395
	Procter & Gamble Co.	3.550%	3/25/2040	165	144
	Procter & Gamble Co.	3.500%	10/25/2047	370	288
	Procter & Gamble Co.	3.600%	3/25/2050	5,293	4,122
	Reynolds American Inc.	6.150%	9/15/2043	4,211	4,361
	Reynolds American Inc.	5.850%	8/15/2045	10,019	9,974
	Sysco Corp.	6.600%	4/1/2040	320	360
	Sysco Corp.	4.850%	10/1/2045	110	101
	Sysco Corp.	4.500%	4/1/2046	2,595	2,260
	Sysco Corp.	4.450%	3/15/2048	300	258
	Sysco Corp.	6.600%	4/1/2050	7,544	8,390
	Target Corp.	5.250%	2/15/2036	3,755	3,877
	Target Corp.	7.000%	1/15/2038	50	59
	Target Corp.	4.000%	7/1/2042	5,881	5,031
	Target Corp.	3.625%	4/15/2046	2,700	2,094
	Target Corp.	3.900%	11/15/2047	80	64
	Target Corp.	2.950%	1/15/2052	9,070	5,894
	Target Corp.	4.800%	1/15/2053	4,025	3,633
	Tyson Foods Inc.	5.150%	8/15/2044	260	246
	Tyson Foods Inc.	4.550%	6/2/2047	255	220
	Tyson Foods Inc.	5.100%	9/28/2048	9,368	8,678
[2]	Unilever Capital Corp.	2.625%	8/12/2051	7,407	4,657
	Walmart Inc.	6.500%	8/15/2037	6,781	7,939
	Walmart Inc.	6.200%	4/15/2038	135	154
	Walmart Inc.	5.625%	4/1/2040	4,573	4,946
	Walmart Inc.	2.500%	9/22/2041	669	489
	Walmart Inc.	4.300%	4/22/2044	35	32
	Walmart Inc.	3.625%	12/15/2047	300	238
	Walmart Inc.	4.050%	6/29/2048	9,825	8,336
	Walmart Inc.	2.950%	9/24/2049	210	147
	Walmart Inc.	2.650%	9/22/2051	80	51
	Walmart Inc.	4.500%	9/9/2052	5,342	4,800
	Walmart Inc.	4.500%	4/15/2053	9,152	8,257
					617,185
Energy (9.2%)
	APA Corp.	6.750%	2/15/2055	200	202
	Apache Corp.	5.100%	9/1/2040	764	666
	Baker Hughes Holdings LLC	5.125%	9/15/2040	7,724	7,635
	Baker Hughes Holdings LLC	4.080%	12/15/2047	3,228	2,609
	Boardwalk Pipelines LP	5.375%	2/15/2036	2,400	2,416
	BP Capital Markets America Inc.	3.060%	6/17/2041	6,568	5,061
	BP Capital Markets America Inc.	3.000%	2/24/2050	11,558	7,711
	BP Capital Markets America Inc.	2.772%	11/10/2050	11,278	7,127
	BP Capital Markets America Inc.	2.939%	6/4/2051	13,742	8,956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	BP Capital Markets America Inc.	3.001%	3/17/2052	75	49
	Canadian Natural Resources Ltd.	6.250%	3/15/2038	5,240	5,625
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/2047	6,685	5,928
	Cenovus Energy Inc.	5.400%	3/20/2036	1,200	1,212
	Cenovus Energy Inc.	5.250%	6/15/2037	2,906	2,839
	Cenovus Energy Inc.	6.750%	11/15/2039	2,150	2,396
	Cenovus Energy Inc.	3.750%	2/15/2052	5,091	3,618
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/2039	9,483	8,089
	Chevron Corp.	3.078%	5/11/2050	8,888	6,165
	Chevron USA Inc.	2.343%	8/12/2050	750	446
	Columbia Pipeline Group Inc.	5.800%	6/1/2045	75	75
	ConocoPhillips	6.500%	2/1/2039	9,093	10,338
	ConocoPhillips Co.	3.800%	3/15/2052	8,803	6,607
	ConocoPhillips Co.	5.300%	5/15/2053	6,413	6,089
	ConocoPhillips Co.	5.500%	1/15/2055	7,814	7,642
	ConocoPhillips Co.	4.025%	3/15/2062	9,603	7,151
	ConocoPhillips Co.	5.700%	9/15/2063	155	154
	Continental Resources Inc.	4.900%	6/1/2044	2,682	2,156
	Coterra Energy Inc.	5.900%	2/15/2055	1,675	1,630
	Devon Energy Corp.	5.600%	7/15/2041	2,507	2,436
	Devon Energy Corp.	4.750%	5/15/2042	110	96
	Devon Energy Corp.	5.000%	6/15/2045	6,737	5,893
	Devon Energy Corp.	5.750%	9/15/2054	7,454	6,937
	Diamondback Energy Inc.	4.250%	3/15/2052	6,024	4,774
	Diamondback Energy Inc.	5.750%	4/18/2054	9,131	8,805
	Diamondback Energy Inc.	5.900%	4/18/2064	5,831	5,617
	Eastern Energy Gas Holdings LLC	5.650%	10/15/2054	6,305	6,213
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	306	321
	Enbridge Energy Partners LP	5.500%	9/15/2040	290	291
	Enbridge Inc.	4.000%	11/15/2049	101	78
	Enbridge Inc.	3.400%	8/1/2051	5,081	3,507
	Enbridge Inc.	6.700%	11/15/2053	6,476	7,228
	Enbridge Inc.	5.950%	4/5/2054	1,470	1,513
	Energy Transfer LP	6.625%	10/15/2036	265	290
[2]	Energy Transfer LP	5.800%	6/15/2038	5,157	5,292
	Energy Transfer LP	7.500%	7/1/2038	215	251
	Energy Transfer LP	6.050%	6/1/2041	535	544
	Energy Transfer LP	6.100%	2/15/2042	1,106	1,119
	Energy Transfer LP	5.150%	2/1/2043	100	90
	Energy Transfer LP	5.950%	10/1/2043	30	30
	Energy Transfer LP	5.300%	4/1/2044	3,724	3,404
	Energy Transfer LP	5.000%	5/15/2044	25	22
	Energy Transfer LP	5.150%	3/15/2045	7,489	6,697
	Energy Transfer LP	6.125%	12/15/2045	6,908	6,902
	Energy Transfer LP	5.300%	4/15/2047	6,853	6,176
	Energy Transfer LP	5.400%	10/1/2047	9,393	8,550
	Energy Transfer LP	6.000%	6/15/2048	6,887	6,753
	Energy Transfer LP	6.250%	4/15/2049	10,047	10,112
	Energy Transfer LP	5.000%	5/15/2050	11,384	9,683
	Energy Transfer LP	5.950%	5/15/2054	8,255	7,963
	Energy Transfer LP	6.050%	9/1/2054	6,081	5,945
	Energy Transfer LP	6.200%	4/1/2055	645	644
	Enterprise Products Operating LLC	5.200%	1/15/2036	5,275	5,412
	Enterprise Products Operating LLC	6.125%	10/15/2039	140	153
	Enterprise Products Operating LLC	5.700%	2/15/2042	3,226	3,314
	Enterprise Products Operating LLC	4.850%	8/15/2042	6,508	6,083
	Enterprise Products Operating LLC	4.450%	2/15/2043	7,457	6,670
	Enterprise Products Operating LLC	4.850%	3/15/2044	7,595	7,050
	Enterprise Products Operating LLC	5.100%	2/15/2045	7,838	7,502
	Enterprise Products Operating LLC	4.900%	5/15/2046	300	276
	Enterprise Products Operating LLC	4.250%	2/15/2048	8,806	7,364
	Enterprise Products Operating LLC	4.800%	2/1/2049	7,957	7,157
	Enterprise Products Operating LLC	4.200%	1/31/2050	6,607	5,413
	Enterprise Products Operating LLC	3.700%	1/31/2051	50	37
	Enterprise Products Operating LLC	3.200%	2/15/2052	6,186	4,191
	Enterprise Products Operating LLC	3.300%	2/15/2053	5,404	3,700
	Enterprise Products Operating LLC	5.550%	2/16/2055	7,771	7,695
	EOG Resources Inc.	5.350%	1/15/2036	6,850	7,107
	EOG Resources Inc.	4.950%	4/15/2050	4,915	4,474
	EOG Resources Inc.	5.650%	12/1/2054	90	90

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	EOG Resources Inc.	5.950%	7/15/2055	5,185	5,399
	Exxon Mobil Corp.	2.995%	8/16/2039	2,245	1,820
	Exxon Mobil Corp.	4.227%	3/19/2040	11,237	10,420
	Exxon Mobil Corp.	3.567%	3/6/2045	4,624	3,678
	Exxon Mobil Corp.	4.114%	3/1/2046	13,156	11,211
	Exxon Mobil Corp.	4.327%	3/19/2050	14,216	12,174
	Exxon Mobil Corp.	3.452%	4/15/2051	7,070	5,196
	Halliburton Co.	6.700%	9/15/2038	5,170	5,804
	Halliburton Co.	7.450%	9/15/2039	691	828
	Halliburton Co.	4.750%	8/1/2043	60	54
	Halliburton Co.	5.000%	11/15/2045	10,875	9,930
	Hess Corp.	6.000%	1/15/2040	515	563
	Hess Corp.	5.600%	2/15/2041	8,023	8,401
	Hess Corp.	5.800%	4/1/2047	255	266
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/2038	7,393	8,410
	Kinder Morgan Energy Partners LP	6.500%	9/1/2039	4,992	5,466
	Kinder Morgan Energy Partners LP	6.550%	9/15/2040	100	110
	Kinder Morgan Energy Partners LP	5.625%	9/1/2041	190	190
	Kinder Morgan Energy Partners LP	5.000%	8/15/2042	3,152	2,936
	Kinder Morgan Energy Partners LP	4.700%	11/1/2042	293	260
	Kinder Morgan Energy Partners LP	5.000%	3/1/2043	90	83
	Kinder Morgan Energy Partners LP	5.500%	3/1/2044	6,351	6,184
	Kinder Morgan Energy Partners LP	5.400%	9/1/2044	175	168
	Kinder Morgan Inc.	5.550%	6/1/2045	10,081	9,842
	Kinder Morgan Inc.	5.200%	3/1/2048	265	245
	Kinder Morgan Inc.	3.250%	8/1/2050	30	20
	Kinder Morgan Inc.	3.600%	2/15/2051	8,225	5,857
	Kinder Morgan Inc.	5.450%	8/1/2052	6,483	6,126
	Kinder Morgan Inc.	5.950%	8/1/2054	6,187	6,272
	Marathon Petroleum Corp.	6.500%	3/1/2041	7,337	7,880
	Marathon Petroleum Corp.	4.750%	9/15/2044	12,537	10,891
	Marathon Petroleum Corp.	4.500%	4/1/2048	110	89
	MPLX LP	4.500%	4/15/2038	10,440	9,578
	MPLX LP	5.200%	3/1/2047	5,791	5,209
	MPLX LP	4.700%	4/15/2048	2,297	1,928
	MPLX LP	5.500%	2/15/2049	9,165	8,504
	MPLX LP	4.950%	3/14/2052	2,944	2,510
	MPLX LP	5.650%	3/1/2053	2,943	2,763
	MPLX LP	6.200%	9/15/2055	150	152
	NOV Inc.	3.950%	12/1/2042	4,906	3,892
	Occidental Petroleum Corp.	6.450%	9/15/2036	9,650	10,304
	Occidental Petroleum Corp.	6.200%	3/15/2040	150	154
	Occidental Petroleum Corp.	6.600%	3/15/2046	1,570	1,635
	Occidental Petroleum Corp.	4.400%	4/15/2046	382	304
	Occidental Petroleum Corp.	4.200%	3/15/2048	410	307
	Occidental Petroleum Corp.	6.050%	10/1/2054	5,887	5,727
	ONEOK Inc.	5.150%	10/15/2043	4,133	3,804
	ONEOK Inc.	5.600%	4/1/2044	475	452
	ONEOK Inc.	5.050%	4/1/2045	330	294
	ONEOK Inc.	5.450%	6/1/2047	3,769	3,475
	ONEOK Inc.	4.950%	7/13/2047	5,270	4,675
	ONEOK Inc.	4.200%	10/3/2047	60	47
	ONEOK Inc.	5.200%	7/15/2048	7,176	6,537
	ONEOK Inc.	4.850%	2/1/2049	185	159
	ONEOK Inc.	4.450%	9/1/2049	140	114
	ONEOK Inc.	3.950%	3/1/2050	3,538	2,597
	ONEOK Inc.	7.150%	1/15/2051	1,327	1,473
	ONEOK Inc.	6.625%	9/1/2053	9,835	10,405
	ONEOK Inc.	5.700%	11/1/2054	5,872	5,539
	ONEOK Inc.	6.250%	10/15/2055	2,946	2,992
	ONEOK Inc.	5.850%	11/1/2064	3,721	3,557
	ONEOK Partners LP	6.650%	10/1/2036	5,348	5,866
	ONEOK Partners LP	6.850%	10/15/2037	60	67
	ONEOK Partners LP	6.200%	9/15/2043	490	503
	Ovintiv Inc.	6.625%	8/15/2037	120	127
	Ovintiv Inc.	6.500%	2/1/2038	4,401	4,630
	Ovintiv Inc.	7.100%	7/15/2053	2,910	3,127
	Phillips 66	5.875%	5/1/2042	8,894	9,029
	Phillips 66	4.875%	11/15/2044	10,344	9,193
	Phillips 66 Co.	4.680%	2/15/2045	655	561

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Phillips 66 Co.	5.500%	3/15/2055	40	37
[2]	Phillips 66 Co.	6.200%	3/15/2056	1,866	1,866
	Plains All American Pipeline LP	5.600%	1/15/2036	2,059	2,094
	Plains All American Pipeline LP	6.650%	1/15/2037	465	509
	Plains All American Pipeline LP	4.700%	6/15/2044	5,952	5,129
	Plains All American Pipeline LP	4.900%	2/15/2045	3,606	3,168
	Sabine Pass Liquefaction LLC	5.900%	9/15/2037	2,047	2,172
	Shell Finance US Inc.	4.750%	1/6/2036	4,250	4,284
[2]	Shell Finance US Inc.	4.550%	8/12/2043	5,223	4,742
[2]	Shell Finance US Inc.	4.375%	5/11/2045	12,184	10,673
[2]	Shell Finance US Inc.	4.000%	5/10/2046	6,481	5,348
[2]	Shell Finance US Inc.	3.750%	9/12/2046	7,883	6,247
[2]	Shell Finance US Inc.	3.250%	4/6/2050	425	300
	Shell International Finance BV	6.375%	12/15/2038	12,063	13,492
	Shell International Finance BV	5.500%	3/25/2040	7,246	7,549
	Shell International Finance BV	2.875%	11/26/2041	4,643	3,457
	Shell International Finance BV	3.125%	11/7/2049	3,373	2,325
	South Bow USA Infrastructure Holdings LLC	6.176%	10/1/2054	3,415	3,315
	Spectra Energy Partners LP	4.500%	3/15/2045	6,652	5,722
	Suncor Energy Inc.	6.500%	6/15/2038	956	1,042
	Suncor Energy Inc.	6.850%	6/1/2039	5,819	6,546
	Suncor Energy Inc.	4.000%	11/15/2047	1,174	902
	Suncor Energy Inc.	3.750%	3/4/2051	50	36
	Targa Resources Corp.	5.650%	2/15/2036	1,120	1,157
	Targa Resources Corp.	5.400%	7/30/2036	3,450	3,487
	Targa Resources Corp.	4.950%	4/15/2052	4,796	4,108
	Targa Resources Corp.	6.250%	7/1/2052	2,086	2,131
	Targa Resources Corp.	6.500%	2/15/2053	5,767	6,088
	Targa Resources Corp.	6.125%	5/15/2055	390	392
	TotalEnergies Capital International SA	3.461%	7/12/2049	2,394	1,743
	TotalEnergies Capital International SA	3.127%	5/29/2050	12,095	8,279
	TotalEnergies Capital SA	5.488%	4/5/2054	9,787	9,656
	TotalEnergies Capital SA	5.638%	4/5/2064	5,837	5,808
	TotalEnergies Capital SA	5.425%	9/10/2064	8,145	7,812
	TransCanada PipeLines Ltd.	6.200%	10/15/2037	110	119
	TransCanada PipeLines Ltd.	7.250%	8/15/2038	300	349
	TransCanada PipeLines Ltd.	7.625%	1/15/2039	7,000	8,419
	TransCanada PipeLines Ltd.	6.100%	6/1/2040	5,882	6,244
[3]	Transcontinental Gas Pipe Line Co. LLC	5.100%	3/15/2036	1,379	1,403
	Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/2042	4,731	4,193
	Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/2050	3,173	2,480
[3]	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	1,417	1,434
	Valero Energy Corp.	6.625%	6/15/2037	8,165	9,110
	Valero Energy Corp.	3.650%	12/1/2051	1,474	1,033
	Valero Energy Corp.	4.000%	6/1/2052	65	49
	Western Midstream Operating LP	5.300%	3/1/2048	6,144	5,344
	Western Midstream Operating LP	5.250%	2/1/2050	7,760	6,733
	Williams Cos. Inc.	6.300%	4/15/2040	7,606	8,296
	Williams Cos. Inc.	5.400%	3/4/2044	300	292
	Williams Cos. Inc.	5.750%	6/24/2044	370	374
	Williams Cos. Inc.	4.900%	1/15/2045	2,511	2,283
	Williams Cos. Inc.	5.100%	9/15/2045	265	246
	Williams Cos. Inc.	3.500%	10/15/2051	587	415
	Williams Cos. Inc.	5.300%	8/15/2052	5,924	5,556
	Williams Cos. Inc.	5.800%	11/15/2054	6,202	6,253
	Woodside Finance Ltd.	5.700%	9/12/2054	105	101
					829,761
Financials (13.6%)
	AerCap Ireland Capital DAC	3.850%	10/29/2041	5,755	4,743
	Aflac Inc.	4.000%	10/15/2046	90	73
	Aflac Inc.	4.750%	1/15/2049	1,820	1,630
	Alleghany Corp.	4.900%	9/15/2044	2,177	2,025
	Alleghany Corp.	3.250%	8/15/2051	6,608	4,566
	Allstate Corp.	5.950%	4/1/2036	3,158	3,401
	Allstate Corp.	4.500%	6/15/2043	45	40
	Allstate Corp.	4.200%	12/15/2046	4,113	3,442
	Allstate Corp.	3.850%	8/10/2049	5,938	4,607
	American Express Co.	4.050%	12/3/2042	2,951	2,560
	American Financial Group Inc.	4.500%	6/15/2047	440	373

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American International Group Inc.	4.800%	7/10/2045	155	142
	American International Group Inc.	4.750%	4/1/2048	6,838	6,138
	American International Group Inc.	4.375%	6/30/2050	6,909	5,833
	Aon Corp.	6.250%	9/30/2040	1,807	1,995
	Aon Corp.	2.900%	8/23/2051	1,010	637
	Aon Global Ltd.	4.600%	6/14/2044	630	558
	Aon Global Ltd.	4.750%	5/15/2045	201	181
	Aon North America Inc.	5.750%	3/1/2054	10,691	10,817
	Apollo Global Management Inc.	5.800%	5/21/2054	6,461	6,396
	Arch Capital Finance LLC	5.031%	12/15/2046	1,291	1,227
	Arch Capital Group Ltd.	3.635%	6/30/2050	3,035	2,296
	Ares Management Corp.	5.600%	10/11/2054	3,523	3,345
	Arthur J Gallagher & Co.	3.500%	5/20/2051	240	170
	Arthur J Gallagher & Co.	6.750%	2/15/2054	3,490	3,907
	Arthur J Gallagher & Co.	5.550%	2/15/2055	8,003	7,774
	Assurant Inc.	5.550%	2/15/2036	500	509
	Athene Holding Ltd.	3.950%	5/25/2051	450	318
	Athene Holding Ltd.	3.450%	5/15/2052	590	382
	Athene Holding Ltd.	6.250%	4/1/2054	6,361	6,292
	Athene Holding Ltd.	6.625%	5/19/2055	3,809	3,948
	Bank of America Corp.	6.110%	1/29/2037	10,257	11,160
[2]	Bank of America Corp.	4.244%	4/24/2038	10,553	9,979
	Bank of America Corp.	7.750%	5/14/2038	8,925	10,961
[2]	Bank of America Corp.	4.078%	4/23/2040	6,280	5,684
[2]	Bank of America Corp.	2.676%	6/19/2041	23,441	17,635
[2]	Bank of America Corp.	5.875%	2/7/2042	8,861	9,566
	Bank of America Corp.	3.311%	4/22/2042	5,051	4,043
[2]	Bank of America Corp.	5.000%	1/21/2044	11,035	10,867
[2]	Bank of America Corp.	4.750%	4/21/2045	100	91
[2]	Bank of America Corp.	4.330%	3/15/2050	14,186	12,183
[2]	Bank of America Corp.	4.083%	3/20/2051	24,693	20,358
[2]	Bank of America Corp.	2.831%	10/24/2051	480	313
	Bank of America Corp.	2.972%	7/21/2052	12,443	8,366
	Barclays plc	3.811%	3/10/2042	9,243	7,441
	Barclays plc	5.250%	8/17/2045	8,693	8,433
	Barclays plc	5.860%	8/11/2046	370	383
	Barclays plc	4.950%	1/10/2047	8,871	8,245
	Berkshire Hathaway Finance Corp.	4.400%	5/15/2042	5,612	5,250
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	11,852	10,114
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	10,548	9,073
	Berkshire Hathaway Finance Corp.	2.850%	10/15/2050	10,860	7,152
	Berkshire Hathaway Finance Corp.	2.500%	1/15/2051	3,105	1,905
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	470	370
	Berkshire Hathaway Inc.	4.500%	2/11/2043	2,449	2,329
	BlackRock Funding Inc.	5.250%	3/14/2054	5,958	5,816
	BlackRock Funding Inc.	5.350%	1/8/2055	110	109
	Blue Owl Finance LLC	4.125%	10/7/2051	595	414
	Brighthouse Financial Inc.	4.700%	6/22/2047	2,556	1,913
	Brighthouse Financial Inc.	3.850%	12/22/2051	2,250	1,402
	Brookfield Asset Management Ltd.	5.298%	1/15/2036	1,000	1,006
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	4,370	4,499
	Brookfield Finance Inc.	4.700%	9/20/2047	6,597	5,704
	Brookfield Finance Inc.	3.625%	2/15/2052	445	317
	Brookfield Finance Inc.	5.968%	3/4/2054	6,744	6,877
	Brookfield Finance Inc.	5.813%	3/3/2055	2,495	2,477
	Brookfield Finance LLC	3.450%	4/15/2050	110	76
	Brown & Brown Inc.	6.250%	6/23/2055	7,060	7,401
	Chubb Corp.	6.000%	5/11/2037	5,456	5,979
[2]	Chubb Corp.	6.500%	5/15/2038	415	472
	Chubb INA Holdings LLC	6.700%	5/15/2036	3,092	3,574
	Chubb INA Holdings LLC	4.150%	3/13/2043	70	61
	Chubb INA Holdings LLC	4.350%	11/3/2045	6,660	5,904
	Chubb INA Holdings LLC	3.050%	12/15/2061	8,724	5,482
	Citigroup Inc.	6.125%	8/25/2036	80	86
[2]	Citigroup Inc.	3.878%	1/24/2039	35	31
	Citigroup Inc.	8.125%	7/15/2039	9,230	11,940
[2]	Citigroup Inc.	5.316%	3/26/2041	3,229	3,272
	Citigroup Inc.	5.875%	1/30/2042	6,793	7,219
	Citigroup Inc.	2.904%	11/3/2042	1,407	1,047
	Citigroup Inc.	6.675%	9/13/2043	6,594	7,447

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	4.750%	5/18/2046	10,799	9,630
[2]	Citigroup Inc.	4.281%	4/24/2048	6,632	5,657
	Citigroup Inc.	4.650%	7/23/2048	6,357	5,716
	Citigroup Inc.	5.612%	3/4/2056	10,101	10,289
	CME Group Inc.	5.300%	9/15/2043	455	462
	CME Group Inc.	4.150%	6/15/2048	4,421	3,782
[2]	Cooperatieve Rabobank UA	5.250%	5/24/2041	6,931	7,026
	Cooperatieve Rabobank UA	5.750%	12/1/2043	2,550	2,612
	Cooperatieve Rabobank UA	5.250%	8/4/2045	6,628	6,358
	Corebridge Financial Inc.	4.350%	4/5/2042	65	56
	Corebridge Financial Inc.	4.400%	4/5/2052	9,004	7,350
	Equitable Holdings Inc.	5.000%	4/20/2048	2,290	2,078
	Everest Reinsurance Holdings Inc.	4.868%	6/1/2044	265	239
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	4,130	2,913
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	6,442	4,125
	Fairfax Financial Holdings Ltd.	6.350%	3/22/2054	7,034	7,349
	Fairfax Financial Holdings Ltd.	6.100%	3/15/2055	390	396
	Fairfax Financial Holdings Ltd.	6.500%	5/20/2055	60	65
	Fifth Third Bancorp	8.250%	3/1/2038	5,963	7,386
	GATX Corp.	5.200%	3/15/2044	998	951
	GATX Corp.	3.100%	6/1/2051	550	357
	GATX Corp.	6.050%	6/5/2054	4,192	4,301
	Global Payments Inc.	5.950%	8/15/2052	365	351
	Goldman Sachs Group Inc.	6.450%	5/1/2036	300	331
[4]	Goldman Sachs Group Inc.	6.750%	10/1/2037	23,585	26,551
[2]	Goldman Sachs Group Inc.	4.017%	10/31/2038	50	45
	Goldman Sachs Group Inc.	6.250%	2/1/2041	12,531	13,837
	Goldman Sachs Group Inc.	3.210%	4/22/2042	10,102	7,872
	Goldman Sachs Group Inc.	2.908%	7/21/2042	750	559
	Goldman Sachs Group Inc.	3.436%	2/24/2043	9,839	7,788
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	90	85
	Goldman Sachs Group Inc.	5.150%	5/22/2045	7,980	7,598
	Goldman Sachs Group Inc.	4.750%	10/21/2045	10,050	9,237
	Goldman Sachs Group Inc.	5.561%	11/19/2045	14,689	14,977
	Goldman Sachs Group Inc.	5.734%	1/28/2056	14,654	15,237
	Hartford Insurance Group Inc.	5.950%	10/15/2036	2,295	2,505
	Hartford Insurance Group Inc.	4.300%	4/15/2043	2,132	1,867
	Hartford Insurance Group Inc.	4.400%	3/15/2048	5,926	5,129
	Hartford Insurance Group Inc.	3.600%	8/19/2049	250	189
[2]	HSBC Bank USA NA	7.000%	1/15/2039	3,579	4,227
[2]	HSBC Holdings plc	6.500%	5/2/2036	5,388	5,848
	HSBC Holdings plc	5.741%	9/10/2036	212	219
	HSBC Holdings plc	6.500%	9/15/2037	6,779	7,513
[2]	HSBC Holdings plc	6.500%	9/15/2037	5,245	5,708
[2]	HSBC Holdings plc	6.800%	6/1/2038	3,628	4,077
	HSBC Holdings plc	6.100%	1/14/2042	637	697
	HSBC Holdings plc	6.332%	3/9/2044	12,272	13,544
	HSBC Holdings plc	5.250%	3/14/2044	2,887	2,841
	Intercontinental Exchange Inc.	2.650%	9/15/2040	6,639	4,985
	Intercontinental Exchange Inc.	3.000%	6/15/2050	7,043	4,715
	Intercontinental Exchange Inc.	4.950%	6/15/2052	5,289	4,913
	Intercontinental Exchange Inc.	3.000%	9/15/2060	8,855	5,429
	Intercontinental Exchange Inc.	5.200%	6/15/2062	4,333	4,076
	Jackson Financial Inc.	4.000%	11/23/2051	3,515	2,488
	Jefferies Financial Group Inc.	6.500%	1/20/2043	2,593	2,730
	JPMorgan Chase & Co.	6.400%	5/15/2038	12,148	13,921
[2]	JPMorgan Chase & Co.	3.882%	7/24/2038	1,500	1,365
	JPMorgan Chase & Co.	5.500%	10/15/2040	3,932	4,155
[2]	JPMorgan Chase & Co.	3.109%	4/22/2041	9,912	7,898
	JPMorgan Chase & Co.	5.600%	7/15/2041	9,742	10,282
	JPMorgan Chase & Co.	2.525%	11/19/2041	8,079	5,900
	JPMorgan Chase & Co.	5.400%	1/6/2042	550	566
	JPMorgan Chase & Co.	3.157%	4/22/2042	11,192	8,799
	JPMorgan Chase & Co.	4.850%	2/1/2044	1,124	1,081
	JPMorgan Chase & Co.	4.950%	6/1/2045	1,995	1,914
	JPMorgan Chase & Co.	5.534%	11/29/2045	12,069	12,460
[2]	JPMorgan Chase & Co.	4.260%	2/22/2048	11,203	9,696
[2]	JPMorgan Chase & Co.	4.032%	7/24/2048	7,949	6,635
[2]	JPMorgan Chase & Co.	3.964%	11/15/2048	4,992	4,106
[2]	JPMorgan Chase & Co.	3.897%	1/23/2049	9,995	8,126

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	JPMorgan Chase & Co.	3.109%	4/22/2051	12,015	8,350
	JPMorgan Chase & Co.	3.328%	4/22/2052	16,254	11,768
	Legg Mason Inc.	5.625%	1/15/2044	2,199	2,208
	Lincoln National Corp.	7.000%	6/15/2040	4,679	5,304
	Lloyds Banking Group plc	4.943%	11/4/2036	685	683
	Lloyds Banking Group plc	5.300%	12/1/2045	2,478	2,370
	Lloyds Banking Group plc	3.369%	12/14/2046	4,607	3,463
	Lloyds Banking Group plc	4.344%	1/9/2048	8,740	7,284
	Loews Corp.	4.125%	5/15/2043	191	165
	Manulife Financial Corp.	5.375%	3/4/2046	2,369	2,374
	Markel Group Inc.	4.300%	11/1/2047	2,194	1,802
	Markel Group Inc.	5.000%	5/20/2049	1,590	1,430
	Markel Group Inc.	3.450%	5/7/2052	190	131
	Markel Group Inc.	6.000%	5/16/2054	2,499	2,569
	Marsh & McLennan Cos. Inc.	4.750%	3/15/2039	1,733	1,687
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	5,259	4,409
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	8,407	7,710
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	2,366	2,329
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	3,540	3,619
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	80	79
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	8,889	8,695
	Mastercard Inc.	3.800%	11/21/2046	250	204
	Mastercard Inc.	3.950%	2/26/2048	3,365	2,778
	Mastercard Inc.	3.650%	6/1/2049	6,363	4,944
	Mastercard Inc.	3.850%	3/26/2050	8,622	6,911
[2]	MetLife Inc.	6.400%	12/15/2036	4,138	4,346
[2]	MetLife Inc.	10.750%	8/1/2039	1,671	2,225
	MetLife Inc.	5.875%	2/6/2041	5,745	6,076
	MetLife Inc.	4.125%	8/13/2042	460	395
	MetLife Inc.	4.875%	11/13/2043	6,326	5,930
	MetLife Inc.	4.721%	12/15/2044	3,866	3,543
	MetLife Inc.	4.050%	3/1/2045	5,474	4,564
	MetLife Inc.	4.600%	5/13/2046	4,571	4,138
	MetLife Inc.	5.000%	7/15/2052	6,919	6,419
	MetLife Inc.	5.250%	1/15/2054	1,249	1,207
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/2039	1,247	1,177
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	8,691	7,677
[2]	Morgan Stanley	3.971%	7/22/2038	8,937	8,131
[2]	Morgan Stanley	4.457%	4/22/2039	7,004	6,632
	Morgan Stanley	3.217%	4/22/2042	2,805	2,214
	Morgan Stanley	6.375%	7/24/2042	9,194	10,391
	Morgan Stanley	4.300%	1/27/2045	8,831	7,776
[2]	Morgan Stanley	4.375%	1/22/2047	8,054	7,088
[2]	Morgan Stanley	5.597%	3/24/2051	7,471	7,622
[2]	Morgan Stanley	2.802%	1/25/2052	110	71
	Morgan Stanley	5.516%	11/19/2055	14,452	14,618
	Nasdaq Inc.	2.500%	12/21/2040	540	388
	Nasdaq Inc.	5.950%	8/15/2053	2,018	2,107
	Nasdaq Inc.	6.100%	6/28/2063	5,973	6,268
[2]	Nationwide Financial Services Inc.	6.750%	5/15/2037	843	844
	Old Republic International Corp.	3.850%	6/11/2051	3,227	2,391
	PayPal Holdings Inc.	3.250%	6/1/2050	575	400
	PayPal Holdings Inc.	5.050%	6/1/2052	7,403	6,879
	PayPal Holdings Inc.	5.500%	6/1/2054	65	64
	PayPal Holdings Inc.	5.250%	6/1/2062	50	47
	Principal Financial Group Inc.	6.050%	10/15/2036	95	104
	Principal Financial Group Inc.	4.625%	9/15/2042	1,232	1,128
	Principal Financial Group Inc.	4.350%	5/15/2043	3,511	3,072
	Principal Financial Group Inc.	5.500%	3/15/2053	2,915	2,904
	Progressive Corp.	6.625%	3/1/2029	1	1
	Progressive Corp.	3.700%	1/26/2045	2,070	1,660
	Progressive Corp.	4.200%	3/15/2048	6,395	5,423
	Progressive Corp.	3.950%	3/26/2050	230	185
	Progressive Corp.	3.700%	3/15/2052	2,010	1,547
[2]	Prudential Financial Inc.	5.700%	12/14/2036	5,824	6,229
[2]	Prudential Financial Inc.	6.625%	12/1/2037	3,741	4,286
[2]	Prudential Financial Inc.	4.600%	5/15/2044	865	777
	Prudential Financial Inc.	3.905%	12/7/2047	7,675	6,146
[2]	Prudential Financial Inc.	4.418%	3/27/2048	100	86
	Prudential Financial Inc.	3.935%	12/7/2049	2,963	2,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Prudential Financial Inc.	3.700%	3/13/2051	9,496	7,189
	Raymond James Financial Inc.	4.950%	7/15/2046	6,279	5,799
	Raymond James Financial Inc.	3.750%	4/1/2051	685	514
	Raymond James Financial Inc.	5.650%	9/11/2055	480	475
[2]	Regions Bank	6.450%	6/26/2037	545	595
	Regions Financial Corp.	7.375%	12/10/2037	2,251	2,606
	Selective Insurance Group Inc.	5.375%	3/1/2049	2,123	1,972
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	290	216
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	681	749
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	4,770	5,006
	Sumitomo Mitsui Financial Group Inc.	5.796%	7/8/2046	7,063	7,281
	TPG Operating Group II LP	5.375%	1/15/2036	1,700	1,706
	Travelers Cos. Inc.	5.350%	11/1/2040	6,101	6,263
	Travelers Cos. Inc.	3.750%	5/15/2046	765	609
	Travelers Cos. Inc.	4.000%	5/30/2047	3,120	2,571
	Travelers Cos. Inc.	4.050%	3/7/2048	5,109	4,206
	Travelers Cos. Inc.	4.100%	3/4/2049	575	474
	Travelers Cos. Inc.	5.450%	5/25/2053	4,938	4,951
	Travelers Cos. Inc.	5.700%	7/24/2055	6,103	6,336
	UBS AG	4.500%	6/26/2048	580	516
	UBS Group AG	4.875%	5/15/2045	10,983	10,281
	Unum Group	5.250%	12/15/2035	484	483
	Unum Group	5.750%	8/15/2042	2,421	2,430
	Unum Group	4.125%	6/15/2051	862	661
	Unum Group	6.000%	6/15/2054	150	149
	Visa Inc.	4.150%	12/14/2035	2,830	2,759
	Visa Inc.	4.300%	12/14/2045	16,537	14,645
	Visa Inc.	2.000%	8/15/2050	10,320	5,714
	Voya Financial Inc.	4.800%	6/15/2046	2,420	2,178
	W R Berkley Corp.	4.750%	8/1/2044	190	176
	W R Berkley Corp.	4.000%	5/12/2050	4,932	3,858
	W R Berkley Corp.	3.550%	3/30/2052	90	65
	Wells Fargo & Co.	5.375%	2/7/2035	2,755	2,932
[2]	Wells Fargo & Co.	5.950%	12/15/2036	154	161
[2]	Wells Fargo & Co.	3.068%	4/30/2041	12,102	9,556
	Wells Fargo & Co.	5.375%	11/2/2043	9,848	9,694
	Wells Fargo & Co.	5.606%	1/15/2044	11,369	11,453
[2]	Wells Fargo & Co.	4.650%	11/4/2044	9,165	8,156
	Wells Fargo & Co.	3.900%	5/1/2045	3,998	3,304
[2]	Wells Fargo & Co.	4.900%	11/17/2045	7,831	7,135
[2]	Wells Fargo & Co.	4.400%	6/14/2046	6,599	5,614
[2]	Wells Fargo & Co.	5.013%	4/4/2051	23,063	21,635
[2]	Wells Fargo & Co.	4.611%	4/25/2053	15,952	14,059
	Wells Fargo Bank NA	5.950%	8/26/2036	25	27
[2]	Wells Fargo Bank NA	5.850%	2/1/2037	7,034	7,483
[2]	Wells Fargo Bank NA	6.600%	1/15/2038	2,268	2,569
	Western Union Co.	6.200%	11/17/2036	240	252
	Westpac Banking Corp.	4.421%	7/24/2039	1,737	1,627
	Westpac Banking Corp.	2.963%	11/16/2040	1,020	789
	Westpac Banking Corp.	3.133%	11/18/2041	5,896	4,514
	Willis North America Inc.	5.050%	9/15/2048	125	114
	Willis North America Inc.	3.875%	9/15/2049	6,502	4,935
	Willis North America Inc.	5.900%	3/5/2054	3,154	3,195
	XL Group Ltd.	5.250%	12/15/2043	2,060	1,970
					1,222,311
Health Care (15.9%)
[4]	Abbott Laboratories	4.750%	11/30/2036	9,500	9,643
	Abbott Laboratories	6.000%	4/1/2039	150	168
	Abbott Laboratories	5.300%	5/27/2040	5,802	6,051
	Abbott Laboratories	4.900%	11/30/2046	13,936	13,345
	AbbVie Inc.	4.300%	5/14/2036	27	26
	AbbVie Inc.	4.050%	11/21/2039	18,554	16,779
	AbbVie Inc.	4.625%	10/1/2042	145	134
	AbbVie Inc.	4.400%	11/6/2042	13,151	11,927
	AbbVie Inc.	5.350%	3/15/2044	40	40
	AbbVie Inc.	4.850%	6/15/2044	230	217
	AbbVie Inc.	4.750%	3/15/2045	50	46
	AbbVie Inc.	4.700%	5/14/2045	13,888	12,815
	AbbVie Inc.	4.450%	5/14/2046	11,319	10,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	4.875%	11/14/2048	10,363	9,640
	AbbVie Inc.	4.250%	11/21/2049	25,685	21,707
	AbbVie Inc.	5.400%	3/15/2054	11,679	11,622
	AbbVie Inc.	5.600%	3/15/2055	225	230
	AbbVie Inc.	5.500%	3/15/2064	8,966	8,971
	Adventist Health System	3.630%	3/1/2049	2,053	1,435
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	45	38
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	195	144
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/2050	1,945	1,320
	Aetna Inc.	6.625%	6/15/2036	5,388	5,947
	Aetna Inc.	6.750%	12/15/2037	4,793	5,353
	AHS Hospital Corp.	5.024%	7/1/2045	25	24
[2]	AHS Hospital Corp.	2.780%	7/1/2051	275	176
[2]	Allina Health System	3.887%	4/15/2049	2,098	1,661
[2]	Allina Health System	2.902%	11/15/2051	2,257	1,462
	Amgen Inc.	3.150%	2/21/2040	9,770	7,805
	Amgen Inc.	5.750%	3/15/2040	165	174
	Amgen Inc.	2.800%	8/15/2041	793	587
	Amgen Inc.	4.950%	10/1/2041	70	67
	Amgen Inc.	5.150%	11/15/2041	450	441
	Amgen Inc.	5.650%	6/15/2042	39	40
	Amgen Inc.	5.600%	3/2/2043	13,657	13,932
	Amgen Inc.	4.400%	5/1/2045	11,938	10,398
	Amgen Inc.	4.563%	6/15/2048	7,920	6,896
	Amgen Inc.	3.375%	2/21/2050	290	211
	Amgen Inc.	4.663%	6/15/2051	16,987	14,875
	Amgen Inc.	3.000%	1/15/2052	300	199
	Amgen Inc.	4.200%	2/22/2052	6,714	5,419
	Amgen Inc.	4.875%	3/1/2053	65	59
	Amgen Inc.	5.650%	3/2/2053	18,893	18,981
	Amgen Inc.	4.400%	2/22/2062	2,053	1,644
	Amgen Inc.	5.750%	3/2/2063	11,866	11,907
[2]	Ascension Health	3.106%	11/15/2039	120	97
	Ascension Health	3.945%	11/15/2046	6,733	5,615
	AstraZeneca plc	6.450%	9/15/2037	11,702	13,480
	AstraZeneca plc	4.000%	9/18/2042	500	437
	AstraZeneca plc	4.375%	11/16/2045	1,885	1,691
	AstraZeneca plc	4.375%	8/17/2048	5,424	4,821
	AstraZeneca plc	2.125%	8/6/2050	170	98
	AstraZeneca plc	3.000%	5/28/2051	140	97
	Banner Health	2.913%	1/1/2051	200	131
[2]	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	1,665	1,004
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	1,580	1,157
[1]	Baxter International Inc.	5.650%	12/15/2035	913	930
	Baxter International Inc.	3.132%	12/1/2051	7,888	5,075
[2]	BayCare Health System Inc.	3.831%	11/15/2050	6,070	4,797
	Baylor Scott & White Holdings	4.185%	11/15/2045	250	215
[2]	Baylor Scott & White Holdings	2.839%	11/15/2050	335	218
	Becton Dickinson & Co.	4.685%	12/15/2044	6,518	5,833
	Becton Dickinson & Co.	4.669%	6/6/2047	2,424	2,145
	Becton Dickinson & Co.	3.794%	5/20/2050	6,523	4,968
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	58	39
	Biogen Inc.	5.200%	9/15/2045	120	113
	Biogen Inc.	3.150%	5/1/2050	7,781	5,150
	Biogen Inc.	6.450%	5/15/2055	5,740	6,160
	Boston Scientific Corp.	7.375%	1/15/2040	1,563	1,913
	Boston Scientific Corp.	4.700%	3/1/2049	6,302	5,784
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	11,249	10,348
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	4,798	3,442
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	7,275	5,943
	Bristol-Myers Squibb Co.	3.250%	8/1/2042	260	203
	Bristol-Myers Squibb Co.	4.625%	5/15/2044	3,909	3,580
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	40	35
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	105	93
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	17,056	14,299
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	6,710	4,071
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	8,564	6,470
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	13,539	13,654
	Cardinal Health Inc.	4.900%	9/15/2045	140	128
	Cardinal Health Inc.	5.750%	11/15/2054	3,709	3,761

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cencora Inc.	4.300%	12/15/2047	4,559	3,848
	Children's Health System of Texas	2.511%	8/15/2050	165	100
[2]	Children's Hospital	2.928%	7/15/2050	1,547	1,020
[2]	Children's Hospital Corp.	4.115%	1/1/2047	160	136
[2]	Children's Hospital Corp.	2.585%	2/1/2050	1,977	1,235
	Children's Hospital Medical Center	4.268%	5/15/2044	2,431	2,159
[2]	Children's Hospital of Philadelphia	2.704%	7/1/2050	1,807	1,158
	Cigna Group	5.250%	1/15/2036	5,250	5,384
	Cigna Group	4.800%	8/15/2038	11,919	11,526
	Cigna Group	3.200%	3/15/2040	50	40
[2]	Cigna Group	6.125%	11/15/2041	25	27
[2]	Cigna Group	4.800%	7/15/2046	9,111	8,221
	Cigna Group	4.900%	12/15/2048	15,227	13,823
	Cigna Group	3.400%	3/15/2050	400	284
	Cigna Group	3.400%	3/15/2051	3,445	2,425
	Cigna Group	5.600%	2/15/2054	9,145	9,013
	Cigna Group	6.000%	1/15/2056	3,438	3,581
[2]	City of Hope	4.378%	8/15/2048	1,706	1,443
[2]	CommonSpirit Health	4.350%	11/1/2042	1,026	894
	CommonSpirit Health	5.580%	9/1/2045	1,492	1,483
	CommonSpirit Health	4.187%	10/1/2049	235	188
	CommonSpirit Health	3.910%	10/1/2050	6,871	5,221
	CommonSpirit Health	6.461%	11/1/2052	2,000	2,192
	CommonSpirit Health	5.662%	9/1/2055	4,502	4,463
[2]	Community Health Network Inc.	3.099%	5/1/2050	3,140	2,061
[2]	Corewell Health Obligated Group	3.487%	7/15/2049	3,316	2,452
[2]	Cottage Health Obligated Group	3.304%	11/1/2049	5,649	4,058
	CVS Health Corp.	4.780%	3/25/2038	22,266	21,185
	CVS Health Corp.	6.125%	9/15/2039	5,033	5,311
	CVS Health Corp.	5.125%	7/20/2045	16,711	15,263
	CVS Health Corp.	5.050%	3/25/2048	34,392	30,896
	CVS Health Corp.	5.625%	2/21/2053	6,790	6,477
	CVS Health Corp.	5.875%	6/1/2053	5,304	5,243
	CVS Health Corp.	6.000%	6/1/2063	4,857	4,794
	CVS Health Corp.	6.250%	9/15/2065	4,243	4,346
	Danaher Corp.	4.375%	9/15/2045	521	464
	Danaher Corp.	2.600%	10/1/2050	4,132	2,578
	Danaher Corp.	2.800%	12/10/2051	9,064	5,835
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/2048	95	75
	DH Europe Finance II Sarl	3.250%	11/15/2039	5,070	4,203
	DH Europe Finance II Sarl	3.400%	11/15/2049	55	41
	Dignity Health	4.500%	11/1/2042	1,662	1,461
	Dignity Health	5.267%	11/1/2064	1,666	1,531
	Elevance Health Inc.	5.000%	1/15/2036	3,071	3,076
	Elevance Health Inc.	6.375%	6/15/2037	398	437
	Elevance Health Inc.	4.625%	5/15/2042	968	876
	Elevance Health Inc.	4.650%	1/15/2043	6,608	5,970
	Elevance Health Inc.	5.100%	1/15/2044	257	245
	Elevance Health Inc.	4.650%	8/15/2044	2,324	2,069
	Elevance Health Inc.	4.375%	12/1/2047	9,160	7,687
	Elevance Health Inc.	3.600%	3/15/2051	6,789	4,902
	Elevance Health Inc.	4.550%	5/15/2052	1,877	1,578
	Elevance Health Inc.	6.100%	10/15/2052	5,575	5,815
	Elevance Health Inc.	5.125%	2/15/2053	40	37
	Elevance Health Inc.	5.650%	6/15/2054	5,386	5,295
	Elevance Health Inc.	5.700%	2/15/2055	8,664	8,573
	Elevance Health Inc.	5.700%	9/15/2055	90	89
	Elevance Health Inc.	5.850%	11/1/2064	5,900	5,853
	Eli Lilly & Co.	5.550%	3/15/2037	30	33
	Eli Lilly & Co.	3.700%	3/1/2045	4,068	3,326
	Eli Lilly & Co.	3.950%	5/15/2047	4,002	3,321
	Eli Lilly & Co.	3.950%	3/15/2049	520	427
	Eli Lilly & Co.	2.250%	5/15/2050	7,580	4,483
	Eli Lilly & Co.	4.875%	2/27/2053	1,169	1,096
	Eli Lilly & Co.	5.000%	2/9/2054	9,064	8,633
	Eli Lilly & Co.	5.050%	8/14/2054	6,799	6,535
	Eli Lilly & Co.	5.500%	2/12/2055	7,727	7,931
	Eli Lilly & Co.	5.550%	10/15/2055	7,091	7,322
	Eli Lilly & Co.	4.150%	3/15/2059	150	121
	Eli Lilly & Co.	2.500%	9/15/2060	100	56

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eli Lilly & Co.	4.950%	2/27/2063	65	60
	Eli Lilly & Co.	5.100%	2/9/2064	9,244	8,754
	Eli Lilly & Co.	5.600%	2/12/2065	60	62
	Eli Lilly & Co.	5.650%	10/15/2065	6,182	6,396
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/2049	2,643	2,066
[2]	Fred Hutchinson Cancer Center	4.966%	1/1/2052	837	772
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	6,295	6,978
	Gilead Sciences Inc.	4.000%	9/1/2036	5,264	4,954
	Gilead Sciences Inc.	2.600%	10/1/2040	8,340	6,230
	Gilead Sciences Inc.	4.800%	4/1/2044	280	262
	Gilead Sciences Inc.	4.500%	2/1/2045	10,098	9,095
	Gilead Sciences Inc.	4.750%	3/1/2046	12,110	11,187
	Gilead Sciences Inc.	4.150%	3/1/2047	9,089	7,683
	Gilead Sciences Inc.	2.800%	10/1/2050	7,667	4,976
	Gilead Sciences Inc.	5.550%	10/15/2053	4,275	4,349
	Gilead Sciences Inc.	5.500%	11/15/2054	495	500
	Gilead Sciences Inc.	5.600%	11/15/2064	3,196	3,245
	GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	11,146	12,692
	GlaxoSmithKline Capital Inc.	4.200%	3/18/2043	500	441
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/2041	65	48
	Hackensack Meridian Health Inc.	4.211%	7/1/2048	2,082	1,759
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/2050	390	255
	Hackensack Meridian Health Inc.	4.500%	7/1/2057	1,887	1,625
[2]	Hartford HealthCare Corp.	3.447%	7/1/2054	1,335	974
	HCA Inc.	5.125%	6/15/2039	7,228	7,071
	HCA Inc.	4.375%	3/15/2042	85	74
	HCA Inc.	5.500%	6/15/2047	8,174	7,863
	HCA Inc.	5.250%	6/15/2049	2,263	2,086
	HCA Inc.	3.500%	7/15/2051	9,723	6,774
	HCA Inc.	4.625%	3/15/2052	11,718	9,778
	HCA Inc.	5.900%	6/1/2053	7,112	7,090
	HCA Inc.	6.000%	4/1/2054	9,079	9,213
	HCA Inc.	5.950%	9/15/2054	4,163	4,190
	HCA Inc.	6.200%	3/1/2055	680	709
	HCA Inc.	5.700%	11/15/2055	2,085	2,038
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/2052	315	245
	Humana Inc.	4.950%	10/1/2044	2,331	2,078
	Humana Inc.	3.950%	8/15/2049	1,900	1,433
	Humana Inc.	5.500%	3/15/2053	3,344	3,094
	Humana Inc.	5.750%	4/15/2054	6,162	5,896
	Indiana University Health Inc. Obligated Group	3.970%	11/1/2048	155	127
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/2051	1,395	906
	Johns Hopkins Health System Corp.	3.837%	5/15/2046	2,439	1,994
	Johnson & Johnson	3.625%	3/3/2037	533	488
	Johnson & Johnson	5.950%	8/15/2037	1,071	1,206
	Johnson & Johnson	3.400%	1/15/2038	2,035	1,810
	Johnson & Johnson	5.850%	7/15/2038	3,930	4,370
	Johnson & Johnson	2.100%	9/1/2040	520	372
	Johnson & Johnson	4.500%	9/1/2040	1,961	1,922
	Johnson & Johnson	4.850%	5/15/2041	2,980	2,983
	Johnson & Johnson	4.500%	12/5/2043	5,475	5,158
	Johnson & Johnson	3.700%	3/1/2046	11,668	9,637
	Johnson & Johnson	3.750%	3/3/2047	7,789	6,408
	Johnson & Johnson	3.500%	1/15/2048	6,526	5,132
	Johnson & Johnson	2.250%	9/1/2050	5,415	3,275
	Johnson & Johnson	5.250%	6/1/2054	180	184
[2]	Kaiser Foundation Hospitals	2.810%	6/1/2041	9,488	7,137
	Kaiser Foundation Hospitals	4.150%	5/1/2047	9,471	8,040
[2]	Kaiser Foundation Hospitals	3.266%	11/1/2049	8,341	5,976
[2]	Kaiser Foundation Hospitals	3.002%	6/1/2051	35	24
	Koninklijke Philips NV	6.875%	3/11/2038	5,641	6,389
	Laboratory Corp. of America Holdings	4.700%	2/1/2045	7,217	6,523
[2]	Mass General Brigham Inc.	3.765%	7/1/2048	996	786
[2]	Mass General Brigham Inc.	3.192%	7/1/2049	3,365	2,379
[2]	Mass General Brigham Inc.	4.117%	7/1/2055	263	219
[2]	Mass General Brigham Inc.	3.342%	7/1/2060	1,420	958
[2]	Mayo Clinic	4.000%	11/15/2047	4,713	3,850
[2]	Mayo Clinic	3.196%	11/15/2061	125	83
[2]	McLaren Health Care Corp.	4.386%	5/15/2048	110	95
[2]	MedStar Health Inc.	3.626%	8/15/2049	4,061	3,060

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Medtronic Inc.	4.000%	4/1/2043	275	237
	Medtronic Inc.	4.625%	3/15/2045	8,957	8,285
	Memorial Health Services	3.447%	11/1/2049	2,007	1,464
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/2050	1,594	1,078
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	60	49
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/2055	240	201
	Merck & Co. Inc.	3.900%	3/7/2039	35	32
	Merck & Co. Inc.	2.350%	6/24/2040	6,140	4,488
	Merck & Co. Inc.	3.600%	9/15/2042	340	279
	Merck & Co. Inc.	4.150%	5/18/2043	3,569	3,127
	Merck & Co. Inc.	4.900%	5/17/2044	6,258	5,980
	Merck & Co. Inc.	3.700%	2/10/2045	10,561	8,565
	Merck & Co. Inc.	4.000%	3/7/2049	7,769	6,376
	Merck & Co. Inc.	2.450%	6/24/2050	5,685	3,428
	Merck & Co. Inc.	2.750%	12/10/2051	11,087	7,051
	Merck & Co. Inc.	5.000%	5/17/2053	7,415	7,011
	Merck & Co. Inc.	5.700%	9/15/2055	5,993	6,213
	Merck & Co. Inc.	2.900%	12/10/2061	89	53
	Merck & Co. Inc.	5.150%	5/17/2063	4,202	3,972
[2]	Methodist Hospital	2.705%	12/1/2050	2,315	1,464
	Montefiore Obligated Group	4.287%	9/1/2050	81	58
[2]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	2,400	1,829
	Nationwide Children's Hospital Inc.	4.556%	11/1/2052	607	537
	New York & Presbyterian Hospital	2.256%	8/1/2040	1,847	1,318
	New York & Presbyterian Hospital	4.024%	8/1/2045	6,514	5,509
	New York & Presbyterian Hospital	4.063%	8/1/2056	230	184
	New York & Presbyterian Hospital	2.606%	8/1/2060	1,839	1,041
	Northwell Healthcare Inc.	4.260%	11/1/2047	30	25
[2]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	184	117
	Novant Health Inc.	2.637%	11/1/2036	25	20
	Novant Health Inc.	3.168%	11/1/2051	7,473	5,125
	Novant Health Inc.	3.318%	11/1/2061	1,372	905
	Novartis Capital Corp.	4.400%	5/6/2044	10,368	9,407
	Novartis Capital Corp.	5.200%	11/5/2045	2,450	2,442
	Novartis Capital Corp.	4.000%	11/20/2045	7,349	6,248
	Novartis Capital Corp.	2.750%	8/14/2050	6,454	4,235
	Novartis Capital Corp.	4.700%	9/18/2054	2,560	2,330
	Novartis Capital Corp.	5.300%	11/5/2055	4,500	4,461
[2]	NYU Langone Hospitals	5.750%	7/1/2043	1,988	2,074
	NYU Langone Hospitals	4.784%	7/1/2044	1,589	1,475
	OhioHealth Corp.	2.834%	11/15/2041	2,136	1,597
	Orlando Health Obligated Group	4.089%	10/1/2048	1,467	1,216
	Orlando Health Obligated Group	3.327%	10/1/2050	2,078	1,513
	Pfizer Inc.	4.000%	12/15/2036	7,421	7,031
	Pfizer Inc.	3.900%	3/15/2039	5,256	4,717
	Pfizer Inc.	7.200%	3/15/2039	12,028	14,575
	Pfizer Inc.	2.550%	5/28/2040	265	197
	Pfizer Inc.	4.400%	5/15/2044	50	45
	Pfizer Inc.	4.125%	12/15/2046	250	210
	Pfizer Inc.	4.200%	9/15/2048	7,308	6,162
	Pfizer Inc.	4.000%	3/15/2049	5,928	4,837
	Pfizer Inc.	2.700%	5/28/2050	2,961	1,892
	Pfizer Inc.	5.600%	11/15/2055	1,875	1,898
	Pfizer Inc.	5.700%	11/15/2065	1,875	1,886
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	14,755	14,381
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	19,743	19,126
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	18,729	17,796
[2]	Piedmont Healthcare Inc.	2.719%	1/1/2042	1,620	1,166
	Piedmont Healthcare Inc.	2.864%	1/1/2052	300	194
	Presbyterian Healthcare Services	4.875%	8/1/2052	240	219
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	55	43
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	4,931	2,981
	Queen's Health Systems	4.810%	7/1/2052	1,490	1,356
	Quest Diagnostics Inc.	4.700%	3/30/2045	1,848	1,695
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/2051	1,120	769
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	145	91
	Royalty Pharma plc	3.300%	9/2/2040	6,686	5,244
	Royalty Pharma plc	3.550%	9/2/2050	280	197
	Royalty Pharma plc	3.350%	9/2/2051	145	98
	Royalty Pharma plc	5.900%	9/2/2054	2,155	2,154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Royalty Pharma plc	5.950%	9/25/2055	100	101
[2]	Seattle Children's Hospital	2.719%	10/1/2050	1,509	960
[2]	Sentara Health	2.927%	11/1/2051	1,247	812
[2]	Sharp HealthCare	2.680%	8/1/2050	1,213	767
	Solventum Corp.	5.900%	4/30/2054	3,630	3,725
[2]	Stanford Health Care	3.795%	11/15/2048	270	215
	Stanford Health Care	3.027%	8/15/2051	3,681	2,478
	Stryker Corp.	4.375%	5/15/2044	440	389
	Stryker Corp.	4.625%	3/15/2046	6,961	6,303
	Stryker Corp.	2.900%	6/15/2050	3,577	2,404
[2]	Sutter Health	3.161%	8/15/2040	105	84
[2]	Sutter Health	4.091%	8/15/2048	105	87
[2]	Sutter Health	3.361%	8/15/2050	75	54
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	10,050	7,782
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	10,798	7,352
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/2064	3,035	3,046
	Takeda US Financing Inc.	5.900%	7/7/2055	4,880	5,066
	Texas Health Resources	2.328%	11/15/2050	1,347	787
[2]	Texas Health Resources	4.330%	11/15/2055	1,276	1,095
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	3,195	3,205
	Thermo Fisher Scientific Inc.	2.800%	10/15/2041	6,592	4,909
	Thermo Fisher Scientific Inc.	4.100%	8/15/2047	6,736	5,706
	Toledo Hospital	5.750%	11/15/2038	1,550	1,566
[2]	Trinity Health Corp.	2.632%	12/1/2040	3,948	2,947
	Trinity Health Corp.	4.125%	12/1/2045	100	86
	UMass Memorial Health Care Obligated Group	5.363%	7/1/2052	1,781	1,697
	UnitedHealth Group Inc.	5.800%	3/15/2036	4,155	4,467
	UnitedHealth Group Inc.	6.500%	6/15/2037	4,942	5,584
	UnitedHealth Group Inc.	6.625%	11/15/2037	5,086	5,818
	UnitedHealth Group Inc.	6.875%	2/15/2038	7,078	8,253
	UnitedHealth Group Inc.	3.500%	8/15/2039	2,074	1,752
	UnitedHealth Group Inc.	2.750%	5/15/2040	1,215	921
	UnitedHealth Group Inc.	5.700%	10/15/2040	2,957	3,123
	UnitedHealth Group Inc.	5.950%	2/15/2041	265	284
	UnitedHealth Group Inc.	3.050%	5/15/2041	6,938	5,334
	UnitedHealth Group Inc.	4.625%	11/15/2041	190	176
	UnitedHealth Group Inc.	4.375%	3/15/2042	25	22
	UnitedHealth Group Inc.	3.950%	10/15/2042	4,006	3,370
	UnitedHealth Group Inc.	4.250%	3/15/2043	6,700	5,834
	UnitedHealth Group Inc.	5.500%	7/15/2044	9,057	9,126
	UnitedHealth Group Inc.	4.750%	7/15/2045	11,237	10,262
	UnitedHealth Group Inc.	4.200%	1/15/2047	182	152
	UnitedHealth Group Inc.	4.250%	4/15/2047	5,150	4,320
	UnitedHealth Group Inc.	3.750%	10/15/2047	4,559	3,540
	UnitedHealth Group Inc.	4.250%	6/15/2048	5,294	4,413
	UnitedHealth Group Inc.	3.700%	8/15/2049	2,548	1,928
	UnitedHealth Group Inc.	2.900%	5/15/2050	420	273
	UnitedHealth Group Inc.	3.250%	5/15/2051	12,586	8,691
	UnitedHealth Group Inc.	4.750%	5/15/2052	255	225
	UnitedHealth Group Inc.	5.875%	2/15/2053	5,401	5,558
	UnitedHealth Group Inc.	5.050%	4/15/2053	11,301	10,409
	UnitedHealth Group Inc.	5.375%	4/15/2054	9,906	9,574
	UnitedHealth Group Inc.	5.625%	7/15/2054	13,960	13,982
	UnitedHealth Group Inc.	5.950%	6/15/2055	6,045	6,331
	UnitedHealth Group Inc.	3.875%	8/15/2059	660	486
	UnitedHealth Group Inc.	4.950%	5/15/2062	261	230
	UnitedHealth Group Inc.	6.050%	2/15/2063	662	693
	UnitedHealth Group Inc.	5.200%	4/15/2063	7,197	6,618
	UnitedHealth Group Inc.	5.500%	4/15/2064	1,990	1,915
	UnitedHealth Group Inc.	5.750%	7/15/2064	10,074	10,101
	UPMC	5.377%	5/15/2043	2,245	2,231
	Viatris Inc.	3.850%	6/22/2040	7,871	6,015
	Viatris Inc.	4.000%	6/22/2050	13,066	8,750
[2]	WakeMed	3.286%	10/1/2052	1,997	1,387
[2]	Willis-Knighton Medical Center	4.813%	9/1/2048	2,381	2,127
[2]	Willis-Knighton Medical Center	3.065%	3/1/2051	6,725	4,309
	Wyeth LLC	5.950%	4/1/2037	10,682	11,649
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	2,874	1,724
	Zimmer Biomet Holdings Inc.	5.750%	11/30/2039	55	58
	Zimmer Biomet Holdings Inc.	4.450%	8/15/2045	250	220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	4.700%	2/1/2043	6,806	6,319
	Zoetis Inc.	3.950%	9/12/2047	290	236
					1,429,379
Industrials (8.3%)
[2]	3M Co.	5.700%	3/15/2037	5,064	5,422
[2]	3M Co.	4.000%	9/14/2048	8,517	6,940
	3M Co.	3.250%	8/26/2049	6,912	4,851
	3M Co.	3.700%	4/15/2050	30	23
	ABB Finance USA Inc.	4.375%	5/8/2042	2,486	2,257
[2]	American Airlines Pass-Through Trust Class A Series 2025-1	4.900%	5/11/2038	2,149	2,148
	Amphenol Corp.	4.625%	2/15/2036	7,675	7,598
	Amphenol Corp.	5.375%	11/15/2054	2,545	2,519
	Amphenol Corp.	5.300%	11/15/2055	2,625	2,557
	Boeing Co.	6.875%	3/15/2039	2,317	2,628
	Boeing Co.	5.705%	5/1/2040	14,622	15,021
	Boeing Co.	3.650%	3/1/2047	219	162
	Boeing Co.	3.625%	3/1/2048	145	105
	Boeing Co.	3.850%	11/1/2048	60	45
	Boeing Co.	3.750%	2/1/2050	6,653	4,927
	Boeing Co.	5.805%	5/1/2050	24,567	24,489
	Boeing Co.	6.858%	5/1/2054	10,817	12,329
	Boeing Co.	3.950%	8/1/2059	60	43
	Boeing Co.	5.930%	5/1/2060	16,643	16,494
	Boeing Co.	7.008%	5/1/2064	6,255	7,166
	Burlington Northern Santa Fe LLC	6.200%	8/15/2036	1,412	1,591
	Burlington Northern Santa Fe LLC	6.150%	5/1/2037	150	168
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	2,469	2,447
	Burlington Northern Santa Fe LLC	5.400%	6/1/2041	160	164
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	4,145	4,044
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	4,297	3,885
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	6,538	5,909
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	6,162	6,068
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	520	497
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	7,685	6,556
	Burlington Northern Santa Fe LLC	3.900%	8/1/2046	7,025	5,721
	Burlington Northern Santa Fe LLC	4.125%	6/15/2047	5,635	4,717
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	4,521	3,731
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	25	21
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	85	57
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	185	131
	Burlington Northern Santa Fe LLC	4.450%	1/15/2053	4,987	4,284
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	7,783	7,484
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	8,187	8,223
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	5,066	5,303
	Canadian National Railway Co.	3.200%	8/2/2046	3,268	2,402
	Canadian National Railway Co.	3.650%	2/3/2048	6,676	5,175
	Canadian National Railway Co.	4.450%	1/20/2049	478	418
	Canadian National Railway Co.	2.450%	5/1/2050	965	580
	Canadian National Railway Co.	4.400%	8/5/2052	5,267	4,512
	Canadian Pacific Railway Co.	5.950%	5/15/2037	25	27
	Canadian Pacific Railway Co.	3.000%	12/2/2041	8,362	6,316
	Canadian Pacific Railway Co.	4.300%	5/15/2043	5,594	4,907
	Canadian Pacific Railway Co.	4.800%	8/1/2045	3,224	2,997
	Canadian Pacific Railway Co.	4.700%	5/1/2048	195	176
	Canadian Pacific Railway Co.	3.500%	5/1/2050	5,872	4,300
	Canadian Pacific Railway Co.	3.100%	12/2/2051	10,916	7,390
	Canadian Pacific Railway Co.	4.200%	11/15/2069	355	272
	Canadian Pacific Railway Co.	6.125%	9/15/2115	102	104
	Carrier Global Corp.	3.377%	4/5/2040	9,754	7,962
	Carrier Global Corp.	3.577%	4/5/2050	485	364
	Carrier Global Corp.	6.200%	3/15/2054	5,558	6,094
	Caterpillar Inc.	5.200%	5/27/2041	210	214
	Caterpillar Inc.	3.803%	8/15/2042	6,975	5,926
	Caterpillar Inc.	4.300%	5/15/2044	3,867	3,443
	Caterpillar Inc.	3.250%	9/19/2049	7,288	5,298
	Caterpillar Inc.	3.250%	4/9/2050	57	42
	Caterpillar Inc.	5.500%	5/15/2055	1,000	1,027
	Caterpillar Inc.	4.750%	5/15/2064	55	49
	CSX Corp.	6.000%	10/1/2036	85	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CSX Corp.	6.150%	5/1/2037	4,415	4,899
	CSX Corp.	4.400%	3/1/2043	2,438	2,172
	CSX Corp.	4.100%	3/15/2044	7,000	5,958
	CSX Corp.	3.800%	11/1/2046	7,203	5,767
	CSX Corp.	4.750%	11/15/2048	5,859	5,323
	CSX Corp.	4.500%	3/15/2049	5,179	4,509
	CSX Corp.	3.350%	9/15/2049	50	36
	CSX Corp.	3.950%	5/1/2050	5,592	4,440
	CSX Corp.	4.500%	11/15/2052	6,137	5,312
	CSX Corp.	4.900%	3/15/2055	202	185
	CSX Corp.	4.650%	3/1/2068	4,141	3,477
	Cummins Inc.	5.450%	2/20/2054	5,731	5,729
	Deere & Co.	3.900%	6/9/2042	6,566	5,724
	Deere & Co.	2.875%	9/7/2049	2,071	1,414
	Deere & Co.	3.750%	4/15/2050	6,944	5,532
	Deere & Co.	5.700%	1/19/2055	1,942	2,050
	Dover Corp.	5.375%	3/1/2041	100	101
	Eaton Corp.	4.150%	11/2/2042	6,428	5,671
	Eaton Corp.	4.700%	8/23/2052	555	505
	Embraer Netherlands Finance BV	5.400%	1/9/2038	5,388	5,340
	Emerson Electric Co.	5.250%	11/15/2039	1,545	1,600
	Emerson Electric Co.	2.750%	10/15/2050	25	16
	Emerson Electric Co.	2.800%	12/21/2051	150	98
[2]	FedEx Corp.	5.100%	1/15/2044	117	108
[2]	FedEx Corp.	4.100%	2/1/2045	55	44
[2]	FedEx Corp.	4.750%	11/15/2045	6,657	5,807
[2]	FedEx Corp.	4.550%	4/1/2046	5,233	4,424
[2]	FedEx Corp.	4.400%	1/15/2047	5,156	4,235
[2]	FedEx Corp.	4.050%	2/15/2048	725	561
[2]	FedEx Corp.	4.950%	10/17/2048	5,078	4,468
[2]	FedEx Corp.	5.250%	5/15/2050	5,531	5,127
	Fortive Corp.	4.300%	6/15/2046	130	110
	General Dynamics Corp.	4.250%	4/1/2040	150	139
	General Dynamics Corp.	3.600%	11/15/2042	4,095	3,380
	General Dynamics Corp.	4.250%	4/1/2050	185	160
	General Electric Co.	4.900%	1/29/2036	2,600	2,665
[2]	General Electric Co.	5.875%	1/14/2038	6,252	6,870
[2]	General Electric Co.	6.875%	1/10/2039	110	131
	General Electric Co.	4.500%	3/11/2044	95	87
	Honeywell International Inc.	5.700%	3/15/2036	3,530	3,791
	Honeywell International Inc.	5.700%	3/15/2037	280	300
	Honeywell International Inc.	2.800%	6/1/2050	75	50
	Honeywell International Inc.	5.250%	3/1/2054	8,983	8,692
	Illinois Tool Works Inc.	4.875%	9/15/2041	2,315	2,268
	Illinois Tool Works Inc.	3.900%	9/1/2042	6,611	5,658
	Ingersoll Rand Inc.	5.700%	6/15/2054	5,175	5,263
[2]	Johnson Controls International plc	4.625%	7/2/2044	340	305
[2]	Johnson Controls International plc	4.950%	7/2/2064	55	48
	L3Harris Technologies Inc.	6.150%	12/15/2040	2,434	2,677
	L3Harris Technologies Inc.	5.054%	4/27/2045	149	144
	L3Harris Technologies Inc.	5.600%	7/31/2053	5,271	5,310
[2]	Lockheed Martin Corp.	6.150%	9/1/2036	210	235
	Lockheed Martin Corp.	4.070%	12/15/2042	8,831	7,665
	Lockheed Martin Corp.	3.800%	3/1/2045	7,925	6,468
	Lockheed Martin Corp.	2.800%	6/15/2050	1,315	853
	Lockheed Martin Corp.	4.090%	9/15/2052	10,167	8,241
	Lockheed Martin Corp.	5.700%	11/15/2054	7,046	7,270
	Lockheed Martin Corp.	5.200%	2/15/2055	83	80
	Lockheed Martin Corp.	5.900%	11/15/2063	4,104	4,328
	Lockheed Martin Corp.	5.200%	2/15/2064	5,586	5,285
	Norfolk Southern Corp.	4.837%	10/1/2041	70	67
	Norfolk Southern Corp.	3.950%	10/1/2042	29	25
	Norfolk Southern Corp.	4.650%	1/15/2046	250	225
	Norfolk Southern Corp.	3.942%	11/1/2047	7,182	5,792
	Norfolk Southern Corp.	4.150%	2/28/2048	70	58
	Norfolk Southern Corp.	4.100%	5/15/2049	2,123	1,734
	Norfolk Southern Corp.	3.400%	11/1/2049	2,092	1,505
	Norfolk Southern Corp.	3.050%	5/15/2050	7,607	5,118
	Norfolk Southern Corp.	4.050%	8/15/2052	75	60
	Norfolk Southern Corp.	3.700%	3/15/2053	85	63

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norfolk Southern Corp.	4.550%	6/1/2053	6,460	5,581
	Norfolk Southern Corp.	5.350%	8/1/2054	4,528	4,411
	Norfolk Southern Corp.	3.155%	5/15/2055	3,910	2,585
	Norfolk Southern Corp.	5.950%	3/15/2064	3,113	3,268
	Northrop Grumman Corp.	5.150%	5/1/2040	105	106
	Northrop Grumman Corp.	5.050%	11/15/2040	367	365
	Northrop Grumman Corp.	4.750%	6/1/2043	3,653	3,407
	Northrop Grumman Corp.	4.030%	10/15/2047	12,461	10,203
	Northrop Grumman Corp.	4.950%	3/15/2053	7,086	6,515
	Northrop Grumman Corp.	5.200%	6/1/2054	7,959	7,602
	Otis Worldwide Corp.	3.112%	2/15/2040	5,063	3,993
	Otis Worldwide Corp.	3.362%	2/15/2050	4,206	3,018
[2]	Parker-Hannifin Corp.	6.250%	5/15/2038	3,440	3,879
[2]	Parker-Hannifin Corp.	4.450%	11/21/2044	4,729	4,223
	Parker-Hannifin Corp.	4.100%	3/1/2047	3,966	3,337
	Parker-Hannifin Corp.	4.000%	6/14/2049	50	41
	Republic Services Inc.	5.700%	5/15/2041	4,650	4,882
	Republic Services Inc.	3.050%	3/1/2050	3,299	2,281
	Rockwell Automation Inc.	4.200%	3/1/2049	4,711	3,994
	Rockwell Automation Inc.	2.800%	8/15/2061	3,102	1,843
	RTX Corp.	6.050%	6/1/2036	25	27
	RTX Corp.	6.125%	7/15/2038	4,913	5,445
	RTX Corp.	4.450%	11/16/2038	5,700	5,417
	RTX Corp.	5.700%	4/15/2040	315	334
	RTX Corp.	4.875%	10/15/2040	435	426
	RTX Corp.	4.500%	6/1/2042	16,767	15,310
	RTX Corp.	4.800%	12/15/2043	70	65
	RTX Corp.	4.150%	5/15/2045	6,829	5,779
	RTX Corp.	3.750%	11/1/2046	8,518	6,711
	RTX Corp.	4.350%	4/15/2047	5,789	4,981
	RTX Corp.	4.625%	11/16/2048	1,528	1,355
	RTX Corp.	3.125%	7/1/2050	1,650	1,129
	RTX Corp.	2.820%	9/1/2051	330	210
	RTX Corp.	5.375%	2/27/2053	7,507	7,345
	RTX Corp.	6.400%	3/15/2054	8,430	9,451
	Textron Inc.	4.950%	3/15/2036	730	730
	Trane Technologies Financing Ltd.	4.650%	11/1/2044	1,331	1,224
	Trane Technologies Holdco Inc.	5.750%	6/15/2043	4,225	4,470
	Trane Technologies Holdco Inc.	4.300%	2/21/2048	1,674	1,433
	Tyco Electronics Group SA	7.125%	10/1/2037	1,030	1,222
	Union Pacific Corp.	2.891%	4/6/2036	6,425	5,466
	Union Pacific Corp.	3.600%	9/15/2037	5,318	4,772
	Union Pacific Corp.	3.200%	5/20/2041	5,450	4,302
	Union Pacific Corp.	4.050%	11/15/2045	184	154
	Union Pacific Corp.	3.350%	8/15/2046	1,411	1,048
	Union Pacific Corp.	4.000%	4/15/2047	60	49
	Union Pacific Corp.	3.250%	2/5/2050	11,513	8,129
	Union Pacific Corp.	3.799%	10/1/2051	4,942	3,813
	Union Pacific Corp.	4.950%	9/9/2052	25	23
	Union Pacific Corp.	3.500%	2/14/2053	9,451	6,851
	Union Pacific Corp.	5.600%	12/1/2054	6,220	6,325
	Union Pacific Corp.	3.875%	2/1/2055	95	73
	Union Pacific Corp.	3.950%	8/15/2059	165	125
	Union Pacific Corp.	3.839%	3/20/2060	10,131	7,496
	Union Pacific Corp.	4.100%	9/15/2067	4,833	3,695
	Union Pacific Corp.	3.750%	2/5/2070	1,857	1,287
	Union Pacific Corp.	3.799%	4/6/2071	3,991	2,813
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	4,954	5,229
[2]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/2037	1,057	1,088
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	4,915	5,093
	United Parcel Service Inc.	6.200%	1/15/2038	8,981	9,995
	United Parcel Service Inc.	5.200%	4/1/2040	25	25
	United Parcel Service Inc.	3.625%	10/1/2042	40	33
	United Parcel Service Inc.	3.750%	11/15/2047	115	90
	United Parcel Service Inc.	4.250%	3/15/2049	2,573	2,166
	United Parcel Service Inc.	5.300%	4/1/2050	6,720	6,582
	United Parcel Service Inc.	5.500%	5/22/2054	6,900	6,847
	United Parcel Service Inc.	5.950%	5/14/2055	8,045	8,478
	United Parcel Service Inc.	5.600%	5/22/2064	95	94
	United Parcel Service Inc.	6.050%	5/14/2065	7,126	7,506

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Valmont Industries Inc.	5.000%	10/1/2044	3,896	3,677
Waste Connections Inc.	3.050%	4/1/2050	6,645	4,525
Waste Connections Inc.	2.950%	1/15/2052	95	63
Waste Management Inc.	4.150%	7/15/2049	50	42
Waste Management Inc.	2.500%	11/15/2050	1,265	772
Waste Management Inc.	5.350%	10/15/2054	8,170	8,118
WW Grainger Inc.	4.600%	6/15/2045	3,158	2,895
WW Grainger Inc.	4.200%	5/15/2047	25	21
Xylem Inc.	4.375%	11/1/2046	937	808
				741,731
Materials (3.3%)
Air Products and Chemicals Inc.	2.700%	5/15/2040	7,138	5,423
Air Products and Chemicals Inc.	2.800%	5/15/2050	157	103
Albemarle Corp.	5.450%	12/1/2044	1,838	1,693
Albemarle Corp.	5.650%	6/1/2052	360	326
ArcelorMittal SA	7.000%	10/15/2039	4,535	5,140
ArcelorMittal SA	6.750%	3/1/2041	125	137
Barrick North America Finance LLC	5.750%	5/1/2043	6,444	6,656
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/2039	1,957	2,091
BHP Billiton Finance USA Ltd.	5.000%	2/15/2036	2,225	2,264
BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	40	35
BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	12,843	12,335
BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	2,775	2,895
Carlisle Cos. Inc.	5.550%	9/15/2040	4,730	4,806
Celulosa Arauco y Constitucion SA	5.500%	11/2/2047	1,246	1,124
CF Industries Inc.	5.375%	3/15/2044	3,561	3,391
CRH America Finance Inc.	5.000%	2/9/2036	2,292	2,316
CRH America Finance Inc.	5.875%	1/9/2055	360	375
CRH America Finance Inc.	5.600%	2/9/2056	4,290	4,302
Dow Chemical Co.	9.400%	5/15/2039	2,215	2,893
Dow Chemical Co.	5.250%	11/15/2041	4,513	4,137
Dow Chemical Co.	4.375%	11/15/2042	9,027	7,293
Dow Chemical Co.	4.625%	10/1/2044	450	367
Dow Chemical Co.	5.550%	11/30/2048	7,164	6,433
Dow Chemical Co.	3.600%	11/15/2050	760	505
Dow Chemical Co.	6.900%	5/15/2053	360	378
Dow Chemical Co.	5.600%	2/15/2054	3,398	3,032
Dow Chemical Co.	5.950%	3/15/2055	755	706
Eagle Materials Inc.	5.000%	3/15/2036	1,250	1,237
Eastman Chemical Co.	4.800%	9/1/2042	135	121
Eastman Chemical Co.	4.650%	10/15/2044	5,952	5,094
Ecolab Inc.	3.950%	12/1/2047	535	438
Ecolab Inc.	2.125%	8/15/2050	70	39
Ecolab Inc.	2.700%	12/15/2051	8,103	5,105
Ecolab Inc.	2.750%	8/18/2055	630	388
Freeport-McMoRan Inc.	5.450%	3/15/2043	5,846	5,685
International Flavors & Fragrances Inc.	5.000%	9/26/2048	1,292	1,154
International Paper Co.	7.300%	11/15/2039	125	147
International Paper Co.	6.000%	11/15/2041	5,006	5,201
International Paper Co.	4.800%	6/15/2044	6,397	5,754
International Paper Co.	5.150%	5/15/2046	30	28
International Paper Co.	4.400%	8/15/2047	4,261	3,562
Linde Inc.	3.550%	11/7/2042	6,128	4,973
Linde Inc.	2.000%	8/10/2050	2,454	1,343
LYB International Finance BV	5.250%	7/15/2043	2,373	2,087
LYB International Finance BV	4.875%	3/15/2044	7,807	6,564
LYB International Finance III LLC	5.875%	1/15/2036	1,225	1,231
LYB International Finance III LLC	3.375%	10/1/2040	3,623	2,674
LYB International Finance III LLC	4.200%	10/15/2049	100	73
LYB International Finance III LLC	4.200%	5/1/2050	7,274	5,298
LYB International Finance III LLC	3.625%	4/1/2051	8,827	5,801
LYB International Finance III LLC	3.800%	10/1/2060	1,095	696
LyondellBasell Industries NV	4.625%	2/26/2055	140	108
Martin Marietta Materials Inc.	4.250%	12/15/2047	330	278
Martin Marietta Materials Inc.	3.200%	7/15/2051	100	69
Martin Marietta Materials Inc.	5.500%	12/1/2054	6,286	6,243
Mosaic Co.	4.875%	11/15/2041	1,910	1,738
Mosaic Co.	5.625%	11/15/2043	4,259	4,143
Newmont Corp.	4.875%	3/15/2042	2,000	1,931

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Newmont Corp.	5.450%	6/9/2044	4,417	4,443
	Newmont Corp.	4.200%	5/13/2050	4,345	3,610
	Nucor Corp.	6.400%	12/1/2037	3,136	3,530
	Nucor Corp.	5.200%	8/1/2043	4,116	4,058
	Nucor Corp.	3.850%	4/1/2052	4,181	3,234
	Nutrien Ltd.	5.875%	12/1/2036	5,054	5,364
	Nutrien Ltd.	5.625%	12/1/2040	25	25
	Nutrien Ltd.	4.900%	6/1/2043	4,511	4,140
	Nutrien Ltd.	5.250%	1/15/2045	105	100
	Nutrien Ltd.	5.800%	3/27/2053	5,774	5,884
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	6,855	6,921
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	65	41
	Rio Tinto Finance USA plc	4.125%	8/21/2042	1,580	1,375
	Rio Tinto Finance USA plc	5.750%	3/14/2055	9,223	9,539
	Rio Tinto Finance USA plc	5.875%	3/14/2065	5,690	5,945
	RPM International Inc.	5.250%	6/1/2045	1,635	1,576
	RPM International Inc.	4.250%	1/15/2048	1,520	1,271
	Sherwin-Williams Co.	4.000%	12/15/2042	2,237	1,868
	Sherwin-Williams Co.	4.550%	8/1/2045	300	261
	Sherwin-Williams Co.	4.500%	6/1/2047	8,595	7,458
	Sherwin-Williams Co.	2.900%	3/15/2052	5,000	3,144
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	8,006	8,168
	Smurfit Westrock Financing DAC	5.185%	1/15/2036	2,684	2,716
	Sonoco Products Co.	5.750%	11/1/2040	505	515
	Southern Copper Corp.	6.750%	4/16/2040	4,755	5,396
	Southern Copper Corp.	5.250%	11/8/2042	7,078	6,776
	Southern Copper Corp.	5.875%	4/23/2045	4,607	4,751
	Steel Dynamics Inc.	5.750%	5/15/2055	3,143	3,198
	Suzano Netherlands BV	5.500%	1/15/2036	4,056	4,022
	Vale Overseas Ltd.	6.875%	11/21/2036	4,222	4,784
	Vale Overseas Ltd.	6.875%	11/10/2039	1,167	1,324
	Vale Overseas Ltd.	6.400%	6/28/2054	6,614	6,802
	Vale SA	5.625%	9/11/2042	1,792	1,810
	Vulcan Materials Co.	4.500%	6/15/2047	180	158
	Vulcan Materials Co.	4.700%	3/1/2048	290	259
	Vulcan Materials Co.	5.700%	12/1/2054	4,104	4,187
	Westlake Corp.	2.875%	8/15/2041	140	96
	Westlake Corp.	5.000%	8/15/2046	5,315	4,584
	Westlake Corp.	4.375%	11/15/2047	720	563
	Westlake Corp.	3.125%	8/15/2051	6,037	3,723
	Westlake Corp.	6.375%	11/15/2055	3,095	3,102
	Westlake Corp.	3.375%	8/15/2061	30	18
					301,098
Real Estate (1.3%)
	Alexandria Real Estate Equities Inc.	4.850%	4/15/2049	1,586	1,359
	Alexandria Real Estate Equities Inc.	4.000%	2/1/2050	555	415
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	205	126
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	8,844	6,022
	Alexandria Real Estate Equities Inc.	5.150%	4/15/2053	325	287
	Alexandria Real Estate Equities Inc.	5.625%	5/15/2054	6,034	5,672
	American Homes 4 Rent LP	3.375%	7/15/2051	1,815	1,241
	American Homes 4 Rent LP	4.300%	4/15/2052	1,087	875
	American Tower Corp.	3.100%	6/15/2050	4,914	3,299
	American Tower Corp.	2.950%	1/15/2051	6,513	4,216
[2]	AvalonBay Communities Inc.	4.150%	7/1/2047	1,368	1,146
[2]	AvalonBay Communities Inc.	4.350%	4/15/2048	1,315	1,133
	Camden Property Trust	3.350%	11/1/2049	3,328	2,390
	Crown Castle Inc.	2.900%	4/1/2041	6,630	4,859
	Crown Castle Inc.	4.000%	11/15/2049	2,041	1,557
	Crown Castle Inc.	4.150%	7/1/2050	3,924	3,090
	Crown Castle Inc.	3.250%	1/15/2051	5,692	3,815
	Equinix Inc.	3.000%	7/15/2050	275	179
	Equinix Inc.	2.950%	9/15/2051	4,407	2,828
	Equinix Inc.	3.400%	2/15/2052	3,781	2,636
	ERP Operating LP	4.500%	7/1/2044	1,106	988
	ERP Operating LP	4.500%	6/1/2045	2,759	2,452
	ERP Operating LP	4.000%	8/1/2047	1,312	1,070
	Essential Properties LP	5.400%	12/1/2035	550	553
	Essex Portfolio LP	4.500%	3/15/2048	2,612	2,259

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Essex Portfolio LP	2.650%	9/1/2050	480	295
	Federal Realty OP LP	4.500%	12/1/2044	175	155
	GLP Capital LP	5.750%	11/1/2037	4,920	4,915
	GLP Capital LP	6.250%	9/15/2054	520	517
	Healthpeak OP LLC	6.750%	2/1/2041	2,126	2,365
	Kimco Realty OP LLC	4.125%	12/1/2046	35	29
	Kimco Realty OP LLC	4.450%	9/1/2047	1,775	1,537
	Kimco Realty OP LLC	3.700%	10/1/2049	1,740	1,315
	Mid-America Apartments LP	2.875%	9/15/2051	635	405
	NNN REIT Inc.	4.800%	10/15/2048	1,276	1,137
	NNN REIT Inc.	3.100%	4/15/2050	982	646
	NNN REIT Inc.	3.000%	4/15/2052	3,186	2,027
	Prologis LP	4.375%	9/15/2048	2,572	2,199
	Prologis LP	3.000%	4/15/2050	110	74
	Prologis LP	5.250%	6/15/2053	6,159	5,943
	Prologis LP	5.250%	3/15/2054	5,804	5,599
	Public Storage Operating Co.	5.350%	8/1/2053	570	560
	Realty Income Corp.	5.375%	9/1/2054	4,395	4,303
	Regency Centers LP	4.400%	2/1/2047	25	22
	Regency Centers LP	4.650%	3/15/2049	2,363	2,089
	Simon Property Group LP	4.750%	3/15/2042	249	232
	Simon Property Group LP	4.250%	10/1/2044	1,479	1,266
	Simon Property Group LP	4.250%	11/30/2046	570	481
	Simon Property Group LP	3.250%	9/13/2049	6,304	4,413
	Simon Property Group LP	5.850%	3/8/2053	3,715	3,835
	Simon Property Group LP	6.650%	1/15/2054	4,998	5,663
	Ventas Realty LP	5.700%	9/30/2043	3,879	3,897
	VICI Properties LP	5.625%	5/15/2052	2,218	2,084
	VICI Properties LP	6.125%	4/1/2054	2,059	2,060
	Welltower OP LLC	4.950%	9/1/2048	4,090	3,867
					118,397
Technology (8.8%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	5,996	5,128
	Analog Devices Inc.	2.800%	10/1/2041	135	101
	Analog Devices Inc.	5.300%	12/15/2045	280	277
	Analog Devices Inc.	2.950%	10/1/2051	8,910	5,893
	Analog Devices Inc.	5.300%	4/1/2054	145	143
	Apple Inc.	2.375%	2/8/2041	642	467
	Apple Inc.	3.850%	5/4/2043	15,304	13,143
	Apple Inc.	4.450%	5/6/2044	420	392
	Apple Inc.	3.450%	2/9/2045	11,777	9,376
	Apple Inc.	4.375%	5/13/2045	11,194	10,167
	Apple Inc.	4.650%	2/23/2046	18,001	16,879
	Apple Inc.	3.850%	8/4/2046	11,488	9,513
	Apple Inc.	4.250%	2/9/2047	4,620	4,051
	Apple Inc.	3.750%	9/12/2047	95	77
	Apple Inc.	2.950%	9/11/2049	4,455	3,070
	Apple Inc.	2.650%	5/11/2050	14,671	9,456
	Apple Inc.	2.400%	8/20/2050	3,365	2,056
	Apple Inc.	2.650%	2/8/2051	10,821	6,912
	Apple Inc.	2.700%	8/5/2051	6,550	4,192
	Apple Inc.	3.950%	8/8/2052	9,284	7,546
	Apple Inc.	4.850%	5/10/2053	300	290
	Apple Inc.	2.550%	8/20/2060	12,576	7,282
	Apple Inc.	2.800%	2/8/2061	1,986	1,205
	Apple Inc.	2.850%	8/5/2061	6,348	3,869
	Apple Inc.	4.100%	8/8/2062	1,924	1,555
	Applied Materials Inc.	5.100%	10/1/2035	3,555	3,700
	Applied Materials Inc.	4.600%	1/15/2036	1,125	1,118
	Applied Materials Inc.	4.350%	4/1/2047	7,005	6,157
	Applied Materials Inc.	2.750%	6/1/2050	190	124
	Broadcom Inc.	4.800%	2/15/2036	16,171	16,210
[3]	Broadcom Inc.	3.187%	11/15/2036	10,817	9,340
[3]	Broadcom Inc.	4.926%	5/15/2037	9,390	9,426
	Broadcom Inc.	4.900%	2/15/2038	9,787	9,768
	Broadcom Inc.	3.500%	2/15/2041	13,903	11,559
	Broadcom Inc.	3.750%	2/15/2051	1,185	920
	Cisco Systems Inc.	5.900%	2/15/2039	10,787	11,762
	Cisco Systems Inc.	5.500%	1/15/2040	7,918	8,341

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cisco Systems Inc.	5.300%	2/26/2054	11,154	10,948
	Cisco Systems Inc.	5.350%	2/26/2064	3,937	3,821
	Corning Inc.	4.700%	3/15/2037	2,055	2,020
	Corning Inc.	5.750%	8/15/2040	155	163
	Corning Inc.	4.750%	3/15/2042	406	377
	Corning Inc.	4.375%	11/15/2057	470	387
	Corning Inc.	5.850%	11/15/2068	2,152	2,139
	Corning Inc.	5.450%	11/15/2079	974	901
	Dell International LLC	5.100%	2/15/2036	4,950	4,947
	Dell International LLC	8.100%	7/15/2036	3,424	4,173
	Dell International LLC	3.375%	12/15/2041	8,048	6,199
	Dell International LLC	3.450%	12/15/2051	1,770	1,234
	Fiserv Inc.	4.400%	7/1/2049	11,840	9,442
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	6,609	6,833
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	9,174	8,577
	HP Inc.	6.000%	9/15/2041	6,088	6,245
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	8,822	8,416
	Intel Corp.	4.600%	3/25/2040	6,542	5,933
	Intel Corp.	2.800%	8/12/2041	4,396	3,122
	Intel Corp.	4.800%	10/1/2041	180	162
	Intel Corp.	5.625%	2/10/2043	6,880	6,776
	Intel Corp.	4.100%	5/19/2046	8,856	6,933
	Intel Corp.	4.100%	5/11/2047	6,345	4,907
	Intel Corp.	3.250%	11/15/2049	11,678	7,681
	Intel Corp.	4.750%	3/25/2050	11,583	9,767
	Intel Corp.	4.900%	8/5/2052	10,645	9,108
	Intel Corp.	5.700%	2/10/2053	4,667	4,478
	Intel Corp.	5.600%	2/21/2054	28	27
	Intel Corp.	3.100%	2/15/2060	5,250	3,076
	Intel Corp.	4.950%	3/25/2060	1,846	1,549
	Intel Corp.	3.200%	8/12/2061	400	238
	Intel Corp.	5.050%	8/5/2062	5,134	4,321
	Intel Corp.	5.900%	2/10/2063	7,478	7,231
	International Business Machines Corp.	4.150%	5/15/2039	11,246	10,169
	International Business Machines Corp.	5.600%	11/30/2039	100	105
	International Business Machines Corp.	2.850%	5/15/2040	6,304	4,805
	International Business Machines Corp.	4.000%	6/20/2042	5,474	4,677
	International Business Machines Corp.	4.700%	2/19/2046	95	85
	International Business Machines Corp.	4.250%	5/15/2049	15,370	12,705
	International Business Machines Corp.	2.950%	5/15/2050	200	131
	International Business Machines Corp.	3.430%	2/9/2052	5,841	4,116
	International Business Machines Corp.	4.900%	7/27/2052	275	248
	International Business Machines Corp.	5.100%	2/6/2053	290	270
[2]	International Business Machines Corp.	5.700%	2/10/2055	2,021	2,043
	International Business Machines Corp.	7.125%	12/1/2096	784	943
	Intuit Inc.	5.500%	9/15/2053	6,435	6,465
	KLA Corp.	3.300%	3/1/2050	135	96
	KLA Corp.	4.950%	7/15/2052	8,200	7,609
	KLA Corp.	5.250%	7/15/2062	1,035	989
	Kyndryl Holdings Inc.	4.100%	10/15/2041	5,937	4,719
	Lam Research Corp.	4.875%	3/15/2049	25	23
	Lam Research Corp.	2.875%	6/15/2050	7,534	5,005
	Lam Research Corp.	3.125%	6/15/2060	666	427
	Micron Technology Inc.	3.366%	11/1/2041	126	97
	Micron Technology Inc.	3.477%	11/1/2051	174	123
	Microsoft Corp.	3.450%	8/8/2036	7,363	6,810
	Microsoft Corp.	4.100%	2/6/2037	1,625	1,597
	Microsoft Corp.	5.200%	6/1/2039	70	74
	Microsoft Corp.	4.500%	10/1/2040	5,055	4,999
	Microsoft Corp.	5.300%	2/8/2041	1,115	1,190
	Microsoft Corp.	3.500%	11/15/2042	4,401	3,657
	Microsoft Corp.	3.750%	2/12/2045	25	21
	Microsoft Corp.	3.700%	8/8/2046	10,114	8,315
	Microsoft Corp.	4.250%	2/6/2047	6,338	5,771
	Microsoft Corp.	4.500%	6/15/2047	30	28
	Microsoft Corp.	2.525%	6/1/2050	17,494	11,084
	Microsoft Corp.	2.500%	9/15/2050	10,634	6,679
	Microsoft Corp.	2.921%	3/17/2052	23,759	16,108
	Microsoft Corp.	4.000%	2/12/2055	65	53
	Microsoft Corp.	2.675%	6/1/2060	17,956	10,687

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Microsoft Corp.	3.041%	3/17/2062	11,542	7,470
	Moody's Corp.	5.250%	7/15/2044	4,465	4,317
	Moody's Corp.	4.875%	12/17/2048	200	181
	Moody's Corp.	3.750%	2/25/2052	178	135
	Moody's Corp.	3.100%	11/29/2061	360	228
	Motorola Solutions Inc.	5.500%	9/1/2044	3,398	3,344
	Nokia OYJ	6.625%	5/15/2039	105	113
	NVIDIA Corp.	3.500%	4/1/2040	1,090	939
	NVIDIA Corp.	3.500%	4/1/2050	12,066	9,202
	NXP BV	3.250%	5/11/2041	4,033	3,078
	Oracle Corp.	3.850%	7/15/2036	51	44
	Oracle Corp.	3.800%	11/15/2037	10,541	8,782
	Oracle Corp.	6.500%	4/15/2038	7,686	8,062
	Oracle Corp.	6.125%	7/8/2039	2,909	2,939
	Oracle Corp.	3.600%	4/1/2040	11,713	9,040
	Oracle Corp.	5.375%	7/15/2040	11,216	10,473
	Oracle Corp.	3.650%	3/25/2041	10,212	7,764
	Oracle Corp.	4.500%	7/8/2044	7,812	6,274
	Oracle Corp.	4.125%	5/15/2045	430	325
	Oracle Corp.	5.875%	9/26/2045	11,710	11,011
	Oracle Corp.	4.000%	7/15/2046	15,269	11,158
	Oracle Corp.	4.000%	11/15/2047	160	117
	Oracle Corp.	3.600%	4/1/2050	22,087	14,617
	Oracle Corp.	3.950%	3/25/2051	16,985	11,825
	Oracle Corp.	6.900%	11/9/2052	11,554	11,997
	Oracle Corp.	5.550%	2/6/2053	11,966	10,491
	Oracle Corp.	5.375%	9/27/2054	8,668	7,415
	Oracle Corp.	6.000%	8/3/2055	2,639	2,451
	Oracle Corp.	5.950%	9/26/2055	10,735	10,023
	Oracle Corp.	3.850%	4/1/2060	12,368	8,081
	Oracle Corp.	4.100%	3/25/2061	7,805	5,270
	Oracle Corp.	6.125%	8/3/2065	3,147	2,928
	Oracle Corp.	6.100%	9/26/2065	5,485	5,106
	QUALCOMM Inc.	4.800%	5/20/2045	6,678	6,221
	QUALCOMM Inc.	4.300%	5/20/2047	9,667	8,267
	QUALCOMM Inc.	3.250%	5/20/2050	300	211
	QUALCOMM Inc.	4.500%	5/20/2052	685	591
	QUALCOMM Inc.	6.000%	5/20/2053	6,395	6,872
	S&P Global Inc.	3.700%	3/1/2052	8,283	6,392
	S&P Global Inc.	2.300%	8/15/2060	1,674	870
	Salesforce Inc.	2.700%	7/15/2041	4,663	3,430
	Salesforce Inc.	2.900%	7/15/2051	11,293	7,331
	Salesforce Inc.	3.050%	7/15/2061	5,313	3,271
	Synopsys Inc.	5.700%	4/1/2055	9,798	9,829
	Texas Instruments Inc.	3.875%	3/15/2039	2,897	2,615
	Texas Instruments Inc.	2.700%	9/15/2051	145	91
	Texas Instruments Inc.	4.100%	8/16/2052	3,432	2,803
	Texas Instruments Inc.	5.000%	3/14/2053	6,143	5,753
	Texas Instruments Inc.	5.050%	5/18/2063	9,585	8,812
[2]	TR Finance LLC	5.850%	4/15/2040	3,535	3,724
	TSMC Arizona Corp.	3.125%	10/25/2041	2,600	2,130
	TSMC Arizona Corp.	3.250%	10/25/2051	3,797	2,941
	TSMC Arizona Corp.	4.500%	4/22/2052	1,782	1,708
	Verisk Analytics Inc.	5.125%	2/15/2036	1,315	1,333
					786,914
Utilities (13.5%)
	AEP Texas Inc.	3.800%	10/1/2047	1,327	993
[2]	AEP Texas Inc.	4.150%	5/1/2049	2,103	1,648
[2]	AEP Texas Inc.	3.450%	1/15/2050	795	553
	AEP Texas Inc.	3.450%	5/15/2051	55	38
	AEP Texas Inc.	5.250%	5/15/2052	83	77
	AEP Texas Inc.	5.850%	10/15/2055	6,352	6,324
	AEP Transmission Co. LLC	4.000%	12/1/2046	3,092	2,525
[2]	AEP Transmission Co. LLC	3.650%	4/1/2050	6,665	5,035
[2]	AEP Transmission Co. LLC	2.750%	8/15/2051	305	192
[2]	AEP Transmission Co. LLC	4.500%	6/15/2052	5,136	4,434
	AEP Transmission Co. LLC	5.400%	3/15/2053	4,391	4,349
	Alabama Power Co.	6.125%	5/15/2038	1,615	1,781
	Alabama Power Co.	6.000%	3/1/2039	960	1,045

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alabama Power Co.	3.750%	3/1/2045	5,684	4,536
	Alabama Power Co.	4.300%	1/2/2046	30	26
[2]	Alabama Power Co.	3.700%	12/1/2047	6,056	4,688
[2]	Alabama Power Co.	4.300%	7/15/2048	2,173	1,844
	Alabama Power Co.	3.125%	7/15/2051	5,406	3,652
	Alabama Power Co.	3.000%	3/15/2052	550	364
	Ameren Illinois Co.	4.150%	3/15/2046	2,327	1,960
	Ameren Illinois Co.	3.700%	12/1/2047	190	148
	Ameren Illinois Co.	4.500%	3/15/2049	3,614	3,127
	Ameren Illinois Co.	3.250%	3/15/2050	2,217	1,558
	Ameren Illinois Co.	5.900%	12/1/2052	2,263	2,387
	Ameren Illinois Co.	5.550%	7/1/2054	449	452
	Ameren Illinois Co.	5.625%	3/1/2055	5,484	5,605
	American Electric Power Co. Inc.	3.250%	3/1/2050	465	313
[2]	American Electric Power Co. Inc.	6.050%	3/15/2056	3,350	3,344
	American Water Capital Corp.	6.593%	10/15/2037	110	126
	American Water Capital Corp.	4.300%	12/1/2042	115	101
	American Water Capital Corp.	4.300%	9/1/2045	150	131
	American Water Capital Corp.	4.000%	12/1/2046	2,102	1,726
	American Water Capital Corp.	3.750%	9/1/2047	2,995	2,338
	American Water Capital Corp.	4.200%	9/1/2048	6,554	5,422
	American Water Capital Corp.	4.150%	6/1/2049	153	125
	American Water Capital Corp.	3.450%	5/1/2050	685	498
	American Water Capital Corp.	3.250%	6/1/2051	130	90
	American Water Capital Corp.	5.450%	3/1/2054	3,871	3,823
	American Water Capital Corp.	5.700%	9/1/2055	6,250	6,360
	Appalachian Power Co.	7.000%	4/1/2038	4,935	5,671
	Appalachian Power Co.	4.400%	5/15/2044	2,854	2,431
	Arizona Public Service Co.	5.050%	9/1/2041	2,120	2,042
	Arizona Public Service Co.	4.350%	11/15/2045	195	166
	Arizona Public Service Co.	3.750%	5/15/2046	110	85
	Arizona Public Service Co.	4.200%	8/15/2048	1,677	1,378
	Arizona Public Service Co.	4.250%	3/1/2049	1,410	1,156
	Arizona Public Service Co.	3.500%	12/1/2049	2,364	1,705
	Arizona Public Service Co.	5.900%	8/15/2055	5,780	5,950
	Atmos Energy Corp.	4.150%	1/15/2043	4,354	3,754
	Atmos Energy Corp.	4.125%	10/15/2044	3,971	3,407
	Atmos Energy Corp.	4.300%	10/1/2048	600	510
	Atmos Energy Corp.	4.125%	3/15/2049	5,788	4,732
	Atmos Energy Corp.	2.850%	2/15/2052	2,518	1,599
	Atmos Energy Corp.	5.750%	10/15/2052	2,814	2,914
	Atmos Energy Corp.	6.200%	11/15/2053	4,105	4,525
	Atmos Energy Corp.	5.000%	12/15/2054	3,942	3,662
	Atmos Energy Corp.	5.450%	1/15/2056	1,685	1,664
	Avista Corp.	4.350%	6/1/2048	1,431	1,201
	Avista Corp.	4.000%	4/1/2052	300	235
	Baltimore Gas & Electric Co.	3.500%	8/15/2046	4,753	3,585
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,136	891
	Baltimore Gas & Electric Co.	4.250%	9/15/2048	2,041	1,708
	Baltimore Gas & Electric Co.	2.900%	6/15/2050	30	20
	Baltimore Gas & Electric Co.	4.550%	6/1/2052	1,987	1,719
	Baltimore Gas & Electric Co.	5.400%	6/1/2053	2,316	2,275
[3]	Basin Electric Power Cooperative	5.850%	10/15/2055	1,915	1,914
	Berkshire Hathaway Energy Co.	6.125%	4/1/2036	8,965	9,803
	Berkshire Hathaway Energy Co.	5.950%	5/15/2037	415	451
	Berkshire Hathaway Energy Co.	5.150%	11/15/2043	6,349	6,182
	Berkshire Hathaway Energy Co.	4.500%	2/1/2045	6,759	5,928
	Berkshire Hathaway Energy Co.	3.800%	7/15/2048	35	27
	Berkshire Hathaway Energy Co.	4.450%	1/15/2049	7,860	6,639
	Berkshire Hathaway Energy Co.	4.250%	10/15/2050	482	393
	Berkshire Hathaway Energy Co.	2.850%	5/15/2051	870	552
	Berkshire Hathaway Energy Co.	4.600%	5/1/2053	2,715	2,329
	Black Hills Corp.	4.200%	9/15/2046	2,809	2,278
	Black Hills Corp.	3.875%	10/15/2049	2,758	2,071
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/2044	2,077	1,850
[2]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	3,382	2,238
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/2051	7,620	5,465
[2]	CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	75	56
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	1,828	1,686
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,755	1,714

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	CenterPoint Energy Resources Corp.	5.850%	1/15/2041	2,172	2,292
	Cleveland Electric Illuminating Co.	5.950%	12/15/2036	2,326	2,474
	CMS Energy Corp.	4.875%	3/1/2044	2,114	1,906
	Commonwealth Edison Co.	5.900%	3/15/2036	3,483	3,791
	Commonwealth Edison Co.	4.700%	1/15/2044	1,027	940
	Commonwealth Edison Co.	3.700%	3/1/2045	155	123
	Commonwealth Edison Co.	4.350%	11/15/2045	120	104
	Commonwealth Edison Co.	3.650%	6/15/2046	6,950	5,421
	Commonwealth Edison Co.	4.000%	3/1/2048	7,407	6,012
	Commonwealth Edison Co.	4.000%	3/1/2049	735	587
[2]	Commonwealth Edison Co.	3.200%	11/15/2049	2,578	1,783
	Commonwealth Edison Co.	3.000%	3/1/2050	2,979	1,986
	Commonwealth Edison Co.	5.300%	2/1/2053	3,666	3,545
	Commonwealth Edison Co.	5.950%	6/1/2055	5,897	6,256
	Connecticut Light & Power Co.	4.300%	4/15/2044	100	88
[2]	Connecticut Light & Power Co.	4.150%	6/1/2045	100	84
	Connecticut Light & Power Co.	4.000%	4/1/2048	7,373	5,985
	Connecticut Light & Power Co.	5.250%	1/15/2053	50	48
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	4,850	5,003
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	75	78
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	50	42
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	4,087	3,619
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	6,219	5,483
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	345	277
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	120	95
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	110	89
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/2050	6,615	5,281
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	105	71
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/2052	5,969	6,405
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	6,719	7,009
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	6,880	7,010
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	3,237	2,784
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/2055	5,853	5,794
	Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	2,231	2,286
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/2056	1,309	1,059
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	70	43
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/2061	50	35
	Constellation Energy Generation LLC	6.250%	10/1/2039	290	317
	Constellation Energy Generation LLC	5.600%	6/15/2042	6,214	6,309
	Constellation Energy Generation LLC	6.500%	10/1/2053	5,963	6,578
	Constellation Energy Generation LLC	5.750%	3/15/2054	5,638	5,659
	Consumers Energy Co.	3.250%	8/15/2046	5,047	3,730
	Consumers Energy Co.	3.950%	7/15/2047	295	240
	Consumers Energy Co.	4.050%	5/15/2048	400	330
	Consumers Energy Co.	4.350%	4/15/2049	2,494	2,128
	Consumers Energy Co.	3.750%	2/15/2050	2,534	1,958
	Consumers Energy Co.	3.100%	8/15/2050	6,766	4,632
	Consumers Energy Co.	3.500%	8/1/2051	4,923	3,650
	Consumers Energy Co.	2.650%	8/15/2052	2,011	1,289
	Consumers Energy Co.	4.200%	9/1/2052	1,325	1,094
	Dayton Power & Light Co.	3.950%	6/15/2049	75	57
	Dominion Energy Inc.	7.000%	6/15/2038	4,284	4,944
[2]	Dominion Energy Inc.	3.300%	4/15/2041	3,298	2,538
[2]	Dominion Energy Inc.	4.900%	8/1/2041	869	811
	Dominion Energy Inc.	6.200%	2/15/2056	4,550	4,590
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	360	366
	Dominion Energy South Carolina Inc.	6.250%	10/15/2053	1,252	1,381
	DTE Electric Co.	4.300%	7/1/2044	2,406	2,098
	DTE Electric Co.	3.700%	3/15/2045	3,604	2,881
[2]	DTE Electric Co.	4.050%	5/15/2048	2,796	2,308
	DTE Electric Co.	3.950%	3/1/2049	4,931	3,980
	DTE Electric Co.	2.950%	3/1/2050	5,320	3,609
[2]	DTE Electric Co.	3.650%	3/1/2052	2,919	2,199
	DTE Electric Co.	5.400%	4/1/2053	4,609	4,573
	DTE Electric Co.	5.850%	5/15/2055	3,481	3,658
	Duke Energy Carolinas LLC	6.000%	1/15/2038	3,861	4,194
	Duke Energy Carolinas LLC	5.300%	2/15/2040	4,976	5,106
	Duke Energy Carolinas LLC	4.250%	12/15/2041	5,568	4,975
	Duke Energy Carolinas LLC	4.000%	9/30/2042	4,065	3,470
	Duke Energy Carolinas LLC	3.750%	6/1/2045	1,071	855

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Carolinas LLC	3.875%	3/15/2046	3,670	2,963
	Duke Energy Carolinas LLC	3.700%	12/1/2047	3,001	2,322
	Duke Energy Carolinas LLC	3.200%	8/15/2049	7,581	5,287
	Duke Energy Carolinas LLC	5.350%	1/15/2053	6,812	6,670
	Duke Energy Carolinas LLC	5.400%	1/15/2054	2,556	2,535
	Duke Energy Corp.	3.300%	6/15/2041	125	97
	Duke Energy Corp.	4.800%	12/15/2045	3,409	3,068
	Duke Energy Corp.	3.750%	9/1/2046	7,734	5,960
	Duke Energy Corp.	3.950%	8/15/2047	160	126
	Duke Energy Corp.	4.200%	6/15/2049	3,502	2,812
	Duke Energy Corp.	3.500%	6/15/2051	6,201	4,393
	Duke Energy Corp.	5.000%	8/15/2052	7,588	6,847
	Duke Energy Corp.	6.100%	9/15/2053	4,135	4,352
	Duke Energy Corp.	5.800%	6/15/2054	4,357	4,406
	Duke Energy Florida LLC	4.850%	12/1/2035	600	603
	Duke Energy Florida LLC	6.350%	9/15/2037	3,026	3,392
	Duke Energy Florida LLC	6.400%	6/15/2038	6,420	7,263
	Duke Energy Florida LLC	5.650%	4/1/2040	25	26
	Duke Energy Florida LLC	3.400%	10/1/2046	6,134	4,559
	Duke Energy Florida LLC	4.200%	7/15/2048	4,231	3,503
	Duke Energy Florida LLC	6.200%	11/15/2053	465	508
	Duke Energy Indiana LLC	6.350%	8/15/2038	514	574
	Duke Energy Indiana LLC	6.450%	4/1/2039	115	129
[2]	Duke Energy Indiana LLC	4.900%	7/15/2043	80	75
[2]	Duke Energy Indiana LLC	3.250%	10/1/2049	50	35
	Duke Energy Indiana LLC	2.750%	4/1/2050	230	146
	Duke Energy Indiana LLC	5.400%	4/1/2053	4,033	3,918
	Duke Energy Indiana LLC	5.900%	5/15/2055	1,750	1,830
	Duke Energy Ohio Inc.	5.650%	4/1/2053	2,755	2,773
	Duke Energy Ohio Inc.	5.550%	3/15/2054	85	85
	Duke Energy Progress LLC	4.100%	3/15/2043	270	231
	Duke Energy Progress LLC	4.375%	3/30/2044	5,082	4,442
	Duke Energy Progress LLC	4.200%	8/15/2045	6,748	5,738
	Duke Energy Progress LLC	2.900%	8/15/2051	1,827	1,178
	Duke Energy Progress LLC	5.350%	3/15/2053	3,466	3,388
	Duke Energy Progress LLC	5.550%	3/15/2055	30	30
	El Paso Electric Co.	5.000%	12/1/2044	641	572
	Emera US Finance LP	4.750%	6/15/2046	4,634	4,004
	Entergy Arkansas LLC	4.200%	4/1/2049	4,201	3,450
	Entergy Arkansas LLC	2.650%	6/15/2051	30	18
	Entergy Corp.	3.750%	6/15/2050	3,175	2,342
	Entergy Corp.	6.100%	6/15/2056	1,175	1,181
	Entergy Louisiana LLC	3.100%	6/15/2041	2,800	2,140
	Entergy Louisiana LLC	4.200%	9/1/2048	7,392	6,076
	Entergy Louisiana LLC	4.200%	4/1/2050	695	564
	Entergy Louisiana LLC	4.750%	9/15/2052	1,141	1,016
	Entergy Louisiana LLC	5.700%	3/15/2054	4,326	4,384
	Entergy Louisiana LLC	5.800%	3/15/2055	5,210	5,347
	Entergy Mississippi LLC	3.850%	6/1/2049	230	179
	Entergy Mississippi LLC	5.850%	6/1/2054	1,625	1,673
	Entergy Mississippi LLC	5.800%	4/15/2055	65	67
	Entergy Texas Inc.	4.500%	3/30/2039	4,431	4,172
	Entergy Texas Inc.	3.550%	9/30/2049	945	689
	Entergy Texas Inc.	5.000%	9/15/2052	1,210	1,102
	Entergy Texas Inc.	5.800%	9/1/2053	25	25
	Essential Utilities Inc.	4.276%	5/1/2049	500	405
	Essential Utilities Inc.	5.300%	5/1/2052	4,525	4,258
	Evergy Kansas Central Inc.	4.125%	3/1/2042	2,582	2,210
	Evergy Kansas Central Inc.	4.100%	4/1/2043	240	203
	Evergy Kansas Central Inc.	4.250%	12/1/2045	2,167	1,835
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,514	1,053
	Evergy Kansas Central Inc.	3.450%	4/15/2050	985	708
	Evergy Kansas Central Inc.	5.700%	3/15/2053	330	334
	Evergy Metro Inc.	4.200%	6/15/2047	1,523	1,262
	Evergy Metro Inc.	4.200%	3/15/2048	1,613	1,343
[2]	Evergy Metro Inc.	4.125%	4/1/2049	466	377
	Eversource Energy	3.450%	1/15/2050	325	233
	Exelon Corp.	5.625%	6/15/2035	3,780	3,981
	Exelon Corp.	5.100%	6/15/2045	5,858	5,496
	Exelon Corp.	4.700%	4/15/2050	3,706	3,224

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exelon Corp.	4.100%	3/15/2052	275	214
	Exelon Corp.	5.600%	3/15/2053	6,161	6,066
[2]	FirstEnergy Corp.	4.850%	7/15/2047	105	93
[2]	FirstEnergy Corp.	3.400%	3/1/2050	3,955	2,779
	Florida Power & Light Co.	5.950%	2/1/2038	2,585	2,828
	Florida Power & Light Co.	5.960%	4/1/2039	28	30
	Florida Power & Light Co.	5.690%	3/1/2040	3,737	3,969
	Florida Power & Light Co.	4.125%	2/1/2042	250	219
	Florida Power & Light Co.	4.050%	6/1/2042	6,256	5,415
	Florida Power & Light Co.	3.800%	12/15/2042	115	96
	Florida Power & Light Co.	4.050%	10/1/2044	5,202	4,370
	Florida Power & Light Co.	3.700%	12/1/2047	4,808	3,758
	Florida Power & Light Co.	3.950%	3/1/2048	7,631	6,215
	Florida Power & Light Co.	4.125%	6/1/2048	3,020	2,512
	Florida Power & Light Co.	3.990%	3/1/2049	6,047	4,887
	Florida Power & Light Co.	2.875%	12/4/2051	7,406	4,829
	Florida Power & Light Co.	5.600%	6/15/2054	4,695	4,792
	Florida Power & Light Co.	5.700%	3/15/2055	140	146
	Florida Power & Light Co.	5.800%	3/15/2065	5,188	5,434
[2]	Georgia Power Co.	4.750%	9/1/2040	1,655	1,591
	Georgia Power Co.	4.300%	3/15/2042	7,976	7,089
	Georgia Power Co.	4.300%	3/15/2043	55	48
[2]	Georgia Power Co.	3.700%	1/30/2050	2,881	2,200
[2]	Georgia Power Co.	3.250%	3/15/2051	6,128	4,255
	Georgia Power Co.	5.125%	5/15/2052	690	654
	Georgia Power Co.	5.500%	10/1/2055	3,065	3,045
	Iberdrola International BV	6.750%	7/15/2036	3,735	4,248
[2]	Idaho Power Co.	4.200%	3/1/2048	3,023	2,534
[2]	Idaho Power Co.	5.800%	4/1/2054	60	62
	Indiana Michigan Power Co.	6.050%	3/15/2037	40	44
[2]	Indiana Michigan Power Co.	4.550%	3/15/2046	935	819
[2]	Indiana Michigan Power Co.	3.750%	7/1/2047	1,646	1,263
	Indiana Michigan Power Co.	5.625%	4/1/2053	235	237
	Interstate Power & Light Co.	6.250%	7/15/2039	2,960	3,224
	Interstate Power & Light Co.	3.700%	9/15/2046	1,976	1,509
	Interstate Power & Light Co.	3.500%	9/30/2049	2,288	1,674
	Interstate Power & Light Co.	3.100%	11/30/2051	1,192	785
	ITC Holdings Corp.	5.300%	7/1/2043	1,078	1,046
[3]	Jersey Central Power & Light Co.	5.150%	1/15/2036	1,000	1,018
	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	390	382
	Kentucky Utilities Co.	5.125%	11/1/2040	245	245
	Kentucky Utilities Co.	4.375%	10/1/2045	5,708	4,928
	Kentucky Utilities Co.	3.300%	6/1/2050	4,960	3,483
	Kentucky Utilities Co.	5.850%	8/15/2055	4,371	4,503
[2]	Louisville Gas & Electric Co.	5.850%	8/15/2055	4,673	4,801
[2]	MidAmerican Energy Co.	5.750%	11/1/2035	1,407	1,517
[2]	MidAmerican Energy Co.	5.800%	10/15/2036	100	109
	MidAmerican Energy Co.	4.800%	9/15/2043	3,748	3,479
	MidAmerican Energy Co.	4.250%	5/1/2046	150	128
	MidAmerican Energy Co.	3.650%	8/1/2048	7,092	5,376
	MidAmerican Energy Co.	4.250%	7/15/2049	7,558	6,302
	MidAmerican Energy Co.	3.150%	4/15/2050	7,124	4,926
	MidAmerican Energy Co.	2.700%	8/1/2052	200	125
	MidAmerican Energy Co.	5.850%	9/15/2054	5,380	5,638
[2]	Mississippi Power Co.	4.250%	3/15/2042	500	436
[2]	Mississippi Power Co.	3.100%	7/30/2051	5,435	3,646
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/2048	3,497	3,010
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	845	725
[2]	Nevada Power Co.	3.125%	8/1/2050	2,726	1,819
	Nevada Power Co.	6.000%	3/15/2054	592	617
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/2052	4,224	2,728
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/2053	60	56
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/2054	4,475	4,381
	NextEra Energy Capital Holdings Inc.	5.900%	3/15/2055	1,440	1,484
	NiSource Inc.	5.950%	6/15/2041	275	289
	NiSource Inc.	4.800%	2/15/2044	4,259	3,869
	NiSource Inc.	5.650%	2/1/2045	1,032	1,029
	NiSource Inc.	4.375%	5/15/2047	7,907	6,673
	NiSource Inc.	3.950%	3/30/2048	5,163	4,109
	NiSource Inc.	5.000%	6/15/2052	2,105	1,902

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	NiSource Inc.	5.850%	4/1/2055	6,916	7,017
	Northern States Power Co.	6.200%	7/1/2037	95	105
	Northern States Power Co.	5.350%	11/1/2039	3,303	3,380
	Northern States Power Co.	4.125%	5/15/2044	3,058	2,616
	Northern States Power Co.	4.000%	8/15/2045	2,614	2,192
	Northern States Power Co.	3.600%	9/15/2047	758	582
	Northern States Power Co.	2.900%	3/1/2050	90	60
	Northern States Power Co.	2.600%	6/1/2051	1,150	719
	Northern States Power Co.	5.100%	5/15/2053	6,690	6,333
	Northern States Power Co.	5.400%	3/15/2054	5,760	5,697
	Northern States Power Co.	5.650%	5/15/2055	3,193	3,269
	NSTAR Electric Co.	5.500%	3/15/2040	2,957	3,050
	NSTAR Electric Co.	4.400%	3/1/2044	1,843	1,627
	NSTAR Electric Co.	4.950%	9/15/2052	574	528
	Oglethorpe Power Corp.	5.375%	11/1/2040	25	25
	Oglethorpe Power Corp.	4.500%	4/1/2047	975	824
	Oglethorpe Power Corp.	5.050%	10/1/2048	2,513	2,285
	Oglethorpe Power Corp.	3.750%	8/1/2050	335	243
	Oglethorpe Power Corp.	5.250%	9/1/2050	1,962	1,805
	Oglethorpe Power Corp.	6.200%	12/1/2053	1,355	1,416
	Oglethorpe Power Corp.	5.800%	6/1/2054	105	104
[2]	Ohio Power Co.	2.900%	10/1/2051	4,369	2,738
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,835	1,518
	Oklahoma Gas & Electric Co.	3.850%	8/15/2047	2,124	1,689
	Oklahoma Gas & Electric Co.	5.600%	4/1/2053	6,064	6,039
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	130	133
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	157	190
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,463	3,503
	Oncor Electric Delivery Co. LLC	5.300%	6/1/2042	4,748	4,706
	Oncor Electric Delivery Co. LLC	3.750%	4/1/2045	5,032	4,019
	Oncor Electric Delivery Co. LLC	3.800%	9/30/2047	45	35
	Oncor Electric Delivery Co. LLC	4.100%	11/15/2048	40	33
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	3,914	3,020
[2]	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	805	546
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	35	21
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	7,004	6,379
	Oncor Electric Delivery Co. LLC	5.350%	10/1/2052	2,528	2,446
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	231	229
[3]	Oncor Electric Delivery Co. LLC	5.800%	4/1/2055	237	244
	Pacific Gas & Electric Co.	4.500%	7/1/2040	11,267	9,908
	Pacific Gas & Electric Co.	3.300%	8/1/2040	8,244	6,304
	Pacific Gas & Electric Co.	4.450%	4/15/2042	40	34
	Pacific Gas & Electric Co.	4.750%	2/15/2044	207	177
	Pacific Gas & Electric Co.	4.950%	7/1/2050	15,438	13,312
	Pacific Gas & Electric Co.	3.500%	8/1/2050	10,505	7,230
	Pacific Gas & Electric Co.	5.250%	3/1/2052	350	311
	Pacific Gas & Electric Co.	6.750%	1/15/2053	7,515	8,146
	Pacific Gas & Electric Co.	6.700%	4/1/2053	3,880	4,165
	Pacific Gas & Electric Co.	5.900%	10/1/2054	1,385	1,353
	Pacific Gas & Electric Co.	6.150%	3/1/2055	6,263	6,332
	Pacific Gas & Electric Co.	6.100%	10/15/2055	405	407
	PacifiCorp	5.750%	4/1/2037	5,634	5,791
	PacifiCorp	6.250%	10/15/2037	3,712	3,915
	PacifiCorp	6.350%	7/15/2038	2,215	2,340
	PacifiCorp	6.000%	1/15/2039	145	149
	PacifiCorp	4.100%	2/1/2042	1,469	1,179
	PacifiCorp	3.300%	3/15/2051	185	120
	PacifiCorp	2.900%	6/15/2052	500	299
	PacifiCorp	5.500%	5/15/2054	7,709	7,062
	PacifiCorp	5.800%	1/15/2055	9,182	8,756
	PECO Energy Co.	5.950%	10/1/2036	1,726	1,885
	PECO Energy Co.	4.150%	10/1/2044	975	832
	PECO Energy Co.	3.700%	9/15/2047	5,030	3,912
	PECO Energy Co.	2.800%	6/15/2050	30	19
	PECO Energy Co.	4.375%	8/15/2052	5,687	4,793
	PECO Energy Co.	5.250%	9/15/2054	2,414	2,331
	PECO Energy Co.	5.650%	9/15/2055	4,235	4,316
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	797	728
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/2046	1,573	1,192
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/2052	555	504

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Potomac Electric Power Co.	6.500%	11/15/2037	121	137
	Potomac Electric Power Co.	4.150%	3/15/2043	55	47
	Potomac Electric Power Co.	5.500%	3/15/2054	330	326
	PPL Electric Utilities Corp.	6.250%	5/15/2039	6,738	7,507
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,389	1,182
	PPL Electric Utilities Corp.	3.950%	6/1/2047	45	37
	PPL Electric Utilities Corp.	4.150%	6/15/2048	1,549	1,294
	PPL Electric Utilities Corp.	3.000%	10/1/2049	70	47
	PPL Electric Utilities Corp.	5.550%	8/15/2055	80	81
	Progress Energy Inc.	6.000%	12/1/2039	5,358	5,730
	Public Service Co. of Colorado	5.150%	9/15/2035	1,585	1,616
[2]	Public Service Co. of Colorado	6.250%	9/1/2037	4,158	4,587
	Public Service Co. of Colorado	6.500%	8/1/2038	722	814
	Public Service Co. of Colorado	4.300%	3/15/2044	3,104	2,677
	Public Service Co. of Colorado	4.100%	6/15/2048	72	58
	Public Service Co. of Colorado	4.050%	9/15/2049	160	127
[2]	Public Service Co. of Colorado	2.700%	1/15/2051	45	28
[2]	Public Service Co. of Colorado	4.500%	6/1/2052	232	198
	Public Service Co. of Colorado	5.250%	4/1/2053	6,233	5,883
	Public Service Co. of Colorado	5.750%	5/15/2054	275	280
	Public Service Co. of Colorado	5.850%	5/15/2055	5,662	5,824
	Public Service Co. of New Hampshire	3.600%	7/1/2049	2,322	1,743
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,864	1,768
[2]	Public Service Co. of Oklahoma	3.150%	8/15/2051	85	57
[2]	Public Service Electric & Gas Co.	5.500%	3/1/2040	1,861	1,930
[2]	Public Service Electric & Gas Co.	3.800%	1/1/2043	2,683	2,216
[2]	Public Service Electric & Gas Co.	3.600%	12/1/2047	4,613	3,536
[2]	Public Service Electric & Gas Co.	3.850%	5/1/2049	190	150
[2]	Public Service Electric & Gas Co.	3.200%	8/1/2049	265	186
[2]	Public Service Electric & Gas Co.	3.150%	1/1/2050	1,152	801
	Public Service Electric & Gas Co.	5.450%	8/1/2053	3,403	3,396
[2]	Public Service Electric & Gas Co.	5.450%	3/1/2054	5,359	5,342
	Public Service Electric & Gas Co.	5.300%	8/1/2054	5,268	5,151
[2]	Public Service Electric & Gas Co.	5.500%	3/1/2055	1,718	1,722
	Puget Sound Energy Inc.	6.274%	3/15/2037	4,275	4,726
	Puget Sound Energy Inc.	5.757%	10/1/2039	210	222
	Puget Sound Energy Inc.	5.638%	4/15/2041	1,498	1,521
	Puget Sound Energy Inc.	3.250%	9/15/2049	3,922	2,725
	Puget Sound Energy Inc.	5.448%	6/1/2053	2,714	2,658
	Puget Sound Energy Inc.	5.598%	9/15/2055	224	222
	San Diego Gas & Electric Co.	6.000%	6/1/2039	2,470	2,673
	San Diego Gas & Electric Co.	4.500%	8/15/2040	4,981	4,597
	San Diego Gas & Electric Co.	4.150%	5/15/2048	60	49
[2]	San Diego Gas & Electric Co.	3.320%	4/15/2050	95	67
	San Diego Gas & Electric Co.	5.350%	4/1/2053	4,148	3,995
	San Diego Gas & Electric Co.	5.550%	4/15/2054	3,745	3,708
	Sempra	3.800%	2/1/2038	3,871	3,350
	Sempra	4.000%	2/1/2048	6,378	4,934
	Sierra Pacific Power Co.	5.900%	3/15/2054	610	618
	Southern California Edison Co.	5.625%	2/1/2036	400	408
[2]	Southern California Edison Co.	5.950%	2/1/2038	5,610	5,776
	Southern California Edison Co.	5.500%	3/15/2040	105	104
	Southern California Edison Co.	4.500%	9/1/2040	1,515	1,346
	Southern California Edison Co.	4.050%	3/15/2042	50	40
	Southern California Edison Co.	4.650%	10/1/2043	6,502	5,614
	Southern California Edison Co.	4.000%	4/1/2047	10,626	8,160
[2]	Southern California Edison Co.	4.125%	3/1/2048	6,463	5,016
[2]	Southern California Edison Co.	4.875%	3/1/2049	2,514	2,157
	Southern California Edison Co.	3.650%	2/1/2050	9,401	6,650
[2]	Southern California Edison Co.	2.950%	2/1/2051	95	59
[2]	Southern California Edison Co.	3.650%	6/1/2051	125	88
	Southern California Edison Co.	5.700%	3/1/2053	4,823	4,565
	Southern California Edison Co.	5.875%	12/1/2053	4,165	4,066
	Southern California Edison Co.	5.900%	3/1/2055	3,069	3,023
	Southern California Gas Co.	5.125%	11/15/2040	2,385	2,367
[2]	Southern California Gas Co.	4.125%	6/1/2048	390	317
	Southern California Gas Co.	5.750%	6/1/2053	5,288	5,365
	Southern California Gas Co.	6.000%	6/15/2055	5,157	5,403
	Southern Co.	4.250%	7/1/2036	3,181	2,995
	Southern Co.	4.400%	7/1/2046	9,750	8,356

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern Co. Gas Capital Corp.	5.875%	3/15/2041	3,840	4,016
	Southern Co. Gas Capital Corp.	4.400%	6/1/2043	40	35
	Southern Co. Gas Capital Corp.	3.950%	10/1/2046	55	44
	Southern Power Co.	5.250%	7/15/2043	976	938
	Southwest Gas Corp.	3.800%	9/29/2046	1,388	1,072
	Southwest Gas Corp.	4.150%	6/1/2049	1,988	1,614
[2]	Southwestern Electric Power Co.	3.900%	4/1/2045	1,065	838
[2]	Southwestern Electric Power Co.	3.850%	2/1/2048	1,807	1,365
	Southwestern Electric Power Co.	3.250%	11/1/2051	7,553	5,060
	Southwestern Public Service Co.	3.400%	8/15/2046	1,982	1,439
[2]	Southwestern Public Service Co.	4.400%	11/15/2048	2,154	1,809
	Southwestern Public Service Co.	3.750%	6/15/2049	1,052	790
	Southwestern Public Service Co.	6.000%	6/1/2054	4,431	4,601
	Spire Inc.	6.450%	6/1/2056	550	550
	Spire Missouri Inc.	3.300%	6/1/2051	200	139
	Tampa Electric Co.	4.100%	6/15/2042	2,038	1,743
	Tampa Electric Co.	4.450%	6/15/2049	1,492	1,271
	Tampa Electric Co.	3.625%	6/15/2050	2,239	1,651
	Tampa Electric Co.	3.450%	3/15/2051	110	79
	Tampa Electric Co.	5.000%	7/15/2052	2,230	2,052
	Toledo Edison Co.	6.150%	5/15/2037	2,029	2,233
	Tucson Electric Power Co.	4.850%	12/1/2048	703	632
	Tucson Electric Power Co.	4.000%	6/15/2050	60	46
	Tucson Electric Power Co.	5.900%	4/15/2055	3,594	3,696
	Union Electric Co.	5.300%	8/1/2037	2,188	2,233
	Union Electric Co.	8.450%	3/15/2039	1,120	1,462
	Union Electric Co.	3.650%	4/15/2045	355	279
	Union Electric Co.	4.000%	4/1/2048	35	28
	Union Electric Co.	3.250%	10/1/2049	5,020	3,526
	Union Electric Co.	2.625%	3/15/2051	170	104
	Union Electric Co.	3.900%	4/1/2052	687	536
	Union Electric Co.	5.450%	3/15/2053	4,970	4,866
[2]	Virginia Electric & Power Co.	6.000%	5/15/2037	3,083	3,341
	Virginia Electric & Power Co.	6.350%	11/30/2037	2,015	2,245
	Virginia Electric & Power Co.	8.875%	11/15/2038	1,104	1,491
	Virginia Electric & Power Co.	4.000%	1/15/2043	82	68
[2]	Virginia Electric & Power Co.	4.650%	8/15/2043	5,950	5,412
	Virginia Electric & Power Co.	4.450%	2/15/2044	5,755	5,074
[2]	Virginia Electric & Power Co.	4.000%	11/15/2046	5,968	4,842
[2]	Virginia Electric & Power Co.	3.800%	9/15/2047	2,481	1,942
	Virginia Electric & Power Co.	4.600%	12/1/2048	195	171
	Virginia Electric & Power Co.	2.450%	12/15/2050	3,753	2,193
	Virginia Electric & Power Co.	2.950%	11/15/2051	8,524	5,476
[2]	Virginia Electric & Power Co.	4.625%	5/15/2052	6,239	5,374
	Virginia Electric & Power Co.	5.450%	4/1/2053	6,378	6,199
	Virginia Electric & Power Co.	5.700%	8/15/2053	1,008	1,013
	Virginia Electric & Power Co.	5.350%	1/15/2054	400	384
	Virginia Electric & Power Co.	5.650%	3/15/2055	5,170	5,170
[2]	Virginia Electric & Power Co.	5.600%	9/15/2055	2,703	2,689
	Wisconsin Electric Power Co.	5.700%	12/1/2036	2,111	2,278
	Wisconsin Electric Power Co.	4.300%	10/15/2048	1,681	1,429
	Wisconsin Electric Power Co.	5.050%	10/1/2054	2,135	2,009
	Wisconsin Power & Light Co.	6.375%	8/15/2037	1,199	1,333
	Wisconsin Power & Light Co.	3.650%	4/1/2050	245	181
	Wisconsin Public Service Corp.	3.671%	12/1/2042	1,856	1,496
	Wisconsin Public Service Corp.	4.752%	11/1/2044	48	44
	Wisconsin Public Service Corp.	3.300%	9/1/2049	2,272	1,616
	Xcel Energy Inc.	6.500%	7/1/2036	1,569	1,732
	Xcel Energy Inc.	3.500%	12/1/2049	5,235	3,778
					1,210,905
Total Corporate Bonds (Cost $9,269,212)					8,815,094

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $28,708)	4.024%	287,108	28,711
Total Investments (98.8%) (Cost $9,324,762)				8,870,701
Other Assets and Liabilities—Net (1.2%)				108,317
Net Assets (100%)				8,979,018
Cost is in $000.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of November 30, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2025, the aggregate value was $54,092, representing 0.6% of net assets.
4	Securities with a value of $1,713 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	March 2026	155	18,011	75

Short Futures Contracts
Long U.S. Treasury Bond	March 2026	(51)	(5,989)	2
				77

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	26,896	—	26,896
Corporate Bonds	—	8,815,094	—	8,815,094
Temporary Cash Investments	28,711	—	—	28,711
Total	28,711	8,841,990	—	8,870,701

Derivative Financial Instruments
Assets
Futures Contracts[1]	77	—	—	77
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.